UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Holbrook Income Fund

Class A (HOBAX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.29%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2026, the Holbrook Income Fund Class A had a one-year return of 6.88% net of fees versus its benchmark, the Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, which returned 3.49% over the same time-period. From its inception date of July 23, 2021, to April 30, 2026, the Holbrook Income Fund had an annualized gain of 4.24% versus its benchmark which had an annualized return of 2.18% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 3-year treasury yield rose from 3.60% to 3.89%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Income Fund outperformed its benchmark because of its low effective duration, corporate credit exposure, and higher distribution yield.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, geo-political conflict, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is developing. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for both funds. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for both funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Income Fund
Holbrook Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. Corporate & Government, 1-3 Years Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$12,193
$12,035
$11,085
$9,900
Jul-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Holbrook Income Fund	Holbrook Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2021	$10,000	$9,871	$10,000	$10,000
Apr-2022	$9,916	$9,788	$8,977	$9,636
Apr-2023	$9,906	$9,778	$8,939	$9,747
Apr-2024	$10,651	$10,514	$8,808	$10,033
Apr-2025	$11,408	$11,261	$9,514	$10,711
Apr-2026	$12,193	$12,035	$9,900	$11,085

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 23, 2021)
Holbrook Income Fund
Without Load	6.88%	4.24%
With Load	5.58%	3.96%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.21%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.49%	2.18%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$3,727,939,259
  Number of Portfolio Holdings294
  Advisory Fee $23,553,824
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	39.6%
Common Stocks	0.2%
Convertible Bonds	0.2%
Corporate Bonds	50.5%
Money Market Funds	1.9%
Preferred Stocks	0.9%
U.S. Government & Agencies	6.6%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 40.0%
CLO 33.2%
U.S. Treasury Obligations 6.6%
CMBS 5.9%
Industrials 3.0%
Technology 2.8%
Real Estate 2.4%
Money Market Funds 1.9%
Consumer Staples 1.0%
Materials 1.0%
Consumer Discretionary 0.7%
Energy 0.7%
Insurance 0.2%
CMO 0.1%
ABS 0.1%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
ABS	0.1%
CMO	0.1%
Insurance	0.2%
Energy	0.7%
Consumer Discretionary	0.7%
Materials	1.0%
Consumer Staples	1.0%
Money Market Funds	1.9%
Real Estate	2.4%
Technology	2.8%
Industrials	3.0%
CMBS	5.9%
U.S. Treasury Obligations	6.6%
CLO	33.2%
Financials	40.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.0%
B Riley Financial, Inc., 8.000%, 01/01/28	2.2%
UIRC-GSA International, LLC, 7.000%, 03/31/30	2.1%
PennantPark Investment Corporation, 7.000%, 02/01/29	2.0%
American Coastal Insurance Corporation, 7.250%, 12/15/27	1.9%
SBL Holdings, Inc., 5.900%, 09/26/28	1.8%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	1.6%
Horizon Technology Finance Corporation, 7.000%, 12/15/28	1.6%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	1.6%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Income Fund - Class A (HOBAX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOBAX

Holbrook Income Fund

Class I (HOBIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.03%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2026, the Holbrook Income Fund Class I had a one-year return of 7.15% net of fees versus its benchmark, the Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, which returned 3.49% over the same time-period. From its inception date of July 6, 2016, to April 30, 2026, the Holbrook Income Fund had an annualized gain of 5.12% versus its benchmark which had an annualized return of 2.04% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 3-year treasury yield rose from 3.60% to 3.89%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Income Fund outperformed its benchmark because of its low effective duration, corporate credit exposure, and higher distribution yield.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, geo-political conflict, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is developing. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for both funds. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for both funds.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Holbrook Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. Corporate & Government, 1-3 Years Index
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$163,271
$121,884
$115,224
Jul-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Holbrook Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2016	$100,000	$100,000	$100,000
Apr-2017	$104,021	$98,434	$100,162
Apr-2018	$108,178	$98,120	$100,171
Apr-2019	$112,138	$103,311	$103,578
Apr-2020	$102,743	$114,512	$108,621
Apr-2021	$130,441	$114,206	$109,859
Apr-2022	$131,639	$104,485	$105,952
Apr-2023	$131,733	$104,038	$107,176
Apr-2024	$141,912	$102,511	$110,326
Apr-2025	$152,380	$110,732	$117,772
Apr-2026	$163,271	$115,224	$121,884

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	7.15%	4.59%	5.12%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.45%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.49%	2.10%	2.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$3,727,939,259
  Number of Portfolio Holdings294
  Advisory Fee $23,553,824
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	39.6%
Common Stocks	0.2%
Convertible Bonds	0.2%
Corporate Bonds	50.5%
Money Market Funds	1.9%
Preferred Stocks	0.9%
U.S. Government & Agencies	6.6%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
ABS	0.1%
CMO	0.1%
Insurance	0.2%
Energy	0.7%
Consumer Discretionary	0.7%
Materials	1.0%
Consumer Staples	1.0%
Money Market Funds	1.9%
Real Estate	2.4%
Technology	2.8%
Industrials	3.0%
CMBS	5.9%
U.S. Treasury Obligations	6.6%
CLO	33.2%
Financials	40.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.0%
B Riley Financial, Inc., 8.000%, 01/01/28	2.2%
UIRC-GSA International, LLC, 7.000%, 03/31/30	2.1%
PennantPark Investment Corporation, 7.000%, 02/01/29	2.0%
American Coastal Insurance Corporation, 7.250%, 12/15/27	1.9%
SBL Holdings, Inc., 5.900%, 09/26/28	1.8%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	1.6%
Horizon Technology Finance Corporation, 7.000%, 12/15/28	1.6%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	1.6%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Income Fund - Class I (HOBIX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOBIX

Holbrook Income Fund

Investor Class (HOBEX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.53%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2026, the Holbrook Income Fund Investor Class had a one-year return of 6.61% net of fees versus its benchmark, the Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, which returned 3.49% over the same time-period. From its inception date of July 6, 2016, to April 30, 2026, the Holbrook Income Fund had an annualized gain of 4.61% versus its benchmark which had an annualized return of 2.04% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 3-year treasury yield rose from 3.60% to 3.89%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Income Fund outperformed its benchmark because of its low effective duration, corporate credit exposure, and higher distribution yield.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, geo-political conflict, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is developing. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for both funds. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for both funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. Corporate & Government, 1-3 Years Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,568
$12,188
$11,522
Jul-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Holbrook Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2016	$10,000	$10,000	$10,000
Apr-2017	$10,362	$9,843	$10,016
Apr-2018	$10,727	$9,812	$10,017
Apr-2019	$11,054	$10,331	$10,358
Apr-2020	$10,081	$11,451	$10,862
Apr-2021	$12,740	$11,421	$10,986
Apr-2022	$12,806	$10,448	$10,595
Apr-2023	$12,742	$10,404	$10,718
Apr-2024	$13,655	$10,251	$11,033
Apr-2025	$14,603	$11,073	$11,777
Apr-2026	$15,568	$11,522	$12,188

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	6.61%	4.09%	4.61%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.45%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.49%	2.10%	2.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$3,727,939,259
  Number of Portfolio Holdings294
  Advisory Fee $23,553,824
  Portfolio Turnover49%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	39.6%
Common Stocks	0.2%
Convertible Bonds	0.2%
Corporate Bonds	50.5%
Money Market Funds	1.9%
Preferred Stocks	0.9%
U.S. Government & Agencies	6.6%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
ABS	0.1%
CMO	0.1%
Insurance	0.2%
Energy	0.7%
Consumer Discretionary	0.7%
Materials	1.0%
Consumer Staples	1.0%
Money Market Funds	1.9%
Real Estate	2.4%
Technology	2.8%
Industrials	3.0%
CMBS	5.9%
U.S. Treasury Obligations	6.6%
CLO	33.2%
Financials	40.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.0%
B Riley Financial, Inc., 8.000%, 01/01/28	2.2%
UIRC-GSA International, LLC, 7.000%, 03/31/30	2.1%
PennantPark Investment Corporation, 7.000%, 02/01/29	2.0%
American Coastal Insurance Corporation, 7.250%, 12/15/27	1.9%
SBL Holdings, Inc., 5.900%, 09/26/28	1.8%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	1.6%
Horizon Technology Finance Corporation, 7.000%, 12/15/28	1.6%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	1.6%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Income Fund - Investor Class (HOBEX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOBEX

Holbrook Structured Income Fund

Class A (HOSAX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.49%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2026, the Holbrook Structured Income Fund Class A had a one-year return of 6.30% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had a total return of 4.06% for that same period. From its inception date of May 2, 2022, to April 30, 2026, the Holbrook Structured Income Fund Class A had an annualized gain of 8.07% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return 2.63% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 3-year treasury yield rose from 3.60% to 3.89%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Structured Income Fund has outperformed its benchmark primarily due to its low effective duration.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for both funds. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for both funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Structured Income Fund
Holbrook Structured Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,637
$13,330
$11,094
May-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Holbrook Structured Income Fund	Holbrook Structured Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
May-2022	$10,000	$9,775	$10,000
Apr-2023	$10,632	$10,393	$10,017
Apr-2024	$11,978	$11,708	$9,870
Apr-2025	$12,828	$12,540	$10,661
Apr-2026	$13,637	$13,330	$11,094

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund
Without Load	6.30%	8.07%
With Load	3.96%	7.46%
Bloomberg U.S. Aggregate Bond Index	4.06%	2.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$627,865,979
  Number of Portfolio Holdings147
  Advisory Fee $5,221,078
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	92.9%
Corporate Bonds	0.5%
Money Market Funds	4.5%
Open End Funds	1.6%
U.S. Government & Agencies	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

CLO
63.2%
CMBS
20.8%
CMO
8.2%
Money Market Funds
4.5%
Fixed Income
1.6%
Financials
0.5%
ABS
0.4%
U.S. Government & Agencies
0.4%
Agency MBS
0.2%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Agency MBS	0.2%
U.S. Government & Agencies	0.4%
ABS	0.4%
Financials	0.5%
Fixed Income	1.6%
Money Market Funds	4.5%
CMO	8.2%
CMBS	20.8%
CLO	63.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fortress Credit BSL XVII Ltd., 8.466%, 10/23/34	3.9%
Sound Point CLO XVI Ltd., 7.528%, 07/25/30	3.6%
Trinitas CLO VIII Ltd., 7.037%, 07/20/31	2.9%
SOUND POINT CLO XIX Ltd., 6.585%, 04/15/31	2.9%
Halcyon Loan Advisors Funding Ltd., 7.325%, 01/22/31	2.9%
Catamaran CLO Ltd., 7.355%, 04/22/30	2.5%
Bain Capital Credit CLO, 6.625%, 07/19/31	2.4%
KKR CLO 15 Ltd., 6.675%, 01/18/32	1.8%
Steele Creek CLO Ltd., 6.835%, 10/15/30	1.8%
Trinitas CLO XV Ltd., 7.675%, 04/22/34	1.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Structured Income Fund - Class A (HOSAX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOSAX

Holbrook Structured Income Fund

Class I (HOSIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.25%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2026, the Holbrook Structured Income Fund Class I had a one-year return of 6.68% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had a total return of 4.06% for that same period. From its inception date of May 2, 2022, to April 30, 2026, the Holbrook Structured Income Fund Class I had an annualized gain of 8.38% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return 2.63% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 3-year treasury yield rose from 3.60% to 3.89%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Structured Income Fund has outperformed its benchmark primarily due to its low effective duration.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for both funds. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for both funds.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Holbrook Structured Income Fund
Bloomberg U.S. Aggregate Bond Index
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$137,896
$110,937
May-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Holbrook Structured Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2022	$100,000	$100,000
Apr-2023	$106,689	$100,167
Apr-2024	$120,398	$98,696
Apr-2025	$129,260	$106,612
Apr-2026	$137,896	$110,937

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	6.68%	8.38%
Bloomberg U.S. Aggregate Bond Index	4.06%	2.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$627,865,979
  Number of Portfolio Holdings147
  Advisory Fee $5,221,078
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	92.9%
Corporate Bonds	0.5%
Money Market Funds	4.5%
Open End Funds	1.6%
U.S. Government & Agencies	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Agency MBS	0.2%
U.S. Government & Agencies	0.4%
ABS	0.4%
Financials	0.5%
Fixed Income	1.6%
Money Market Funds	4.5%
CMO	8.2%
CMBS	20.8%
CLO	63.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fortress Credit BSL XVII Ltd., 8.466%, 10/23/34	3.9%
Sound Point CLO XVI Ltd., 7.528%, 07/25/30	3.6%
Trinitas CLO VIII Ltd., 7.037%, 07/20/31	2.9%
SOUND POINT CLO XIX Ltd., 6.585%, 04/15/31	2.9%
Halcyon Loan Advisors Funding Ltd., 7.325%, 01/22/31	2.9%
Catamaran CLO Ltd., 7.355%, 04/22/30	2.5%
Bain Capital Credit CLO, 6.625%, 07/19/31	2.4%
KKR CLO 15 Ltd., 6.675%, 01/18/32	1.8%
Steele Creek CLO Ltd., 6.835%, 10/15/30	1.8%
Trinitas CLO XV Ltd., 7.675%, 04/22/34	1.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Structured Income Fund - Class I (HOSIX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOSIX

Holbrook Structured Income Fund

Investor Class (HOSTX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.75%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2026, the Holbrook Structured Income Fund Investor Class had a one-year return of 6.15% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had a total return of 4.06% for that same period. From its inception date of May 2, 2022, to April 30, 2026, the Holbrook Structured Income Fund Investor Class had an annualized gain of 7.87% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return 2.63% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 3-year treasury yield rose from 3.60% to 3.89%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Structured Income Fund has outperformed its benchmark primarily due to its low effective duration.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for both funds. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for both funds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Structured Income Fund
Bloomberg U.S. Aggregate Bond Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,536
$11,094
May-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Holbrook Structured Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2022	$10,000	$10,000
Apr-2023	$10,622	$10,017
Apr-2024	$11,936	$9,870
Apr-2025	$12,752	$10,661
Apr-2026	$13,536	$11,094

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	6.15%	7.87%
Bloomberg U.S. Aggregate Bond Index	4.06%	2.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$627,865,979
  Number of Portfolio Holdings147
  Advisory Fee $5,221,078
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	92.9%
Corporate Bonds	0.5%
Money Market Funds	4.5%
Open End Funds	1.6%
U.S. Government & Agencies	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Agency MBS	0.2%
U.S. Government & Agencies	0.4%
ABS	0.4%
Financials	0.5%
Fixed Income	1.6%
Money Market Funds	4.5%
CMO	8.2%
CMBS	20.8%
CLO	63.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fortress Credit BSL XVII Ltd., 8.466%, 10/23/34	3.9%
Sound Point CLO XVI Ltd., 7.528%, 07/25/30	3.6%
Trinitas CLO VIII Ltd., 7.037%, 07/20/31	2.9%
SOUND POINT CLO XIX Ltd., 6.585%, 04/15/31	2.9%
Halcyon Loan Advisors Funding Ltd., 7.325%, 01/22/31	2.9%
Catamaran CLO Ltd., 7.355%, 04/22/30	2.5%
Bain Capital Credit CLO, 6.625%, 07/19/31	2.4%
KKR CLO 15 Ltd., 6.675%, 01/18/32	1.8%
Steele Creek CLO Ltd., 6.835%, 10/15/30	1.8%
Trinitas CLO XV Ltd., 7.675%, 04/22/34	1.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Structured Income Fund - Investor Class (HOSTX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOSTX

Holbrook Total Return Fund

Class A (HOTAX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.40%

How did the Fund perform during the reporting period?

From its inception date of May 1, 2025, to April 30, 2026, the Holbrook Total Return Fund Class A had an annualized gain of 6.78% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return of 4.40% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 10-year treasury yield rose from 4.16% to 4.37%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Total Return Fund has outperformed its benchmark due to its longer-date TIPS exposure which outperformed fixed-rate Treasuries and its corporate bond exposure which benefitted from spread compression.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. We will continue to execute a barbel maturity strategy, locking in real yields in the TIPS market further out on the yield curve and harvesting corporate yield in the 3 to 5-year area.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Total Return Fund
Holbrook Total Return Fund - with load
Bloomberg U.S. Aggregate Bond Index
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$10,678
$10,541
$10,440
05/01/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26

Table Summary
	Holbrook Total Return Fund	Holbrook Total Return Fund - with load	Bloomberg U.S. Aggregate Bond Index
05/01/25	$10,000	$9,872	$10,000
05/31/25	$10,108	$9,978	$9,961
06/30/25	$10,212	$10,081	$10,115
07/31/25	$10,250	$10,118	$10,088
08/31/25	$10,366	$10,233	$10,209
09/30/25	$10,404	$10,270	$10,320
10/31/25	$10,459	$10,325	$10,384
11/30/25	$10,522	$10,387	$10,449
12/31/25	$10,535	$10,400	$10,433
01/31/26	$10,580	$10,444	$10,445
02/28/26	$10,706	$10,569	$10,616
03/31/26	$10,599	$10,463	$10,429
04/30/26	$10,678	$10,541	$10,440

Average Annual Total Returns

Table Summary
Since Inception (May 1, 2025)
Holbrook Total Return Fund
Without Load	6.78%
With Load	5.41%
Bloomberg U.S. Aggregate Bond Index	4.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$21,834,556
  Number of Portfolio Holdings75
  Advisory Fee (net of waivers)$0
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	37.5%
Corporate Bonds	45.2%
Money Market Funds	3.2%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	2.3%
U.S. Government & Agencies	11.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
42.0%
CMBS
21.8%
CMO
13.9%
U.S. Treasury Obligations
8.9%
Money Market Funds
3.1%
Energy
2.4%
U.S. Government & Agencies
1.7%
Technology
1.3%
CLO
1.0%
Mbs Passthrough
0.8%
Communications
0.7%
Supranational
0.1%
Other Assets in Excess of Liabilities
2.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Supranational	0.1%
Communications	0.7%
Mbs Passthrough	0.8%
CLO	1.0%
Technology	1.3%
U.S. Government & Agencies	1.7%
Energy	2.4%
Money Market Funds	3.1%
U.S. Treasury Obligations	8.9%
CMO	13.9%
CMBS	21.8%
Financials	42.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
X-Caliber Funding, LLC, 25.000%, 10/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	3.1%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.0%
BAHA Trust, 9.204%, 12/10/41	2.9%
United States Treasury Inflation Indexed Bonds, 1.000%, 02/15/46	2.8%
Great Elm Capital Corporation, 8.125%, 12/31/29	2.5%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	2.4%
W&T Offshore, Inc., 10.750%, 02/01/29	2.4%
Morgan Stanley Capital I, Inc., 9.044%, 05/05/29	2.4%
X-Caliber Funding, LLC, 12.000%, 09/25/28	2.3%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Total Return Fund - Class A (HOTAX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOTAX

Holbrook Total Return Fund

Class I (HOTIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.15%

How did the Fund perform during the reporting period?

From its inception date of May 1, 2025, to April 30, 2026, the Holbrook Total Return Fund Class I had an annualized gain of 7.05% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return of 4.40% for that same period.

Inflation continued to move lower during the first half of the year and accelerated higher in the back half. It remains above the Federal Reserve’s 2% target. The 10-year treasury yield rose from 4.16% to 4.37%, creating a headwind for the fixed income market. Dovish Fed expectations gave way to the market pricing in rate hikes in response to accelerating inflation and potential fallout from higher oil prices as a result of the Iranian conflict. Meanwhile, high yield corporate spreads were tighter as liquidity remains abundant – decreasing from 3.84% at the beginning of the year to 2.68% on April 30, 2026  – and the U.S. economy continues to grow in strong fashion. Investment grade corporate spreads decreased from 1.06% to 0.78%. The Holbrook Total Return Fund has outperformed its benchmark due to its longer-date TIPS exposure which outperformed fixed-rate Treasuries and its corporate bond exposure which benefitted from spread compression.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. We will continue to execute a barbel maturity strategy, locking in real yields in the TIPS market further out on the yield curve and harvesting corporate yield in the 3 to 5-year area.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Holbrook Total Return Fund
Bloomberg U.S. Aggregate Bond Index
$108,000
$106,000
$104,000
$102,000
$100,000
$98,000
$107,053
$104,402
05/01/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26

Table Summary
	Holbrook Total Return Fund	Bloomberg U.S. Aggregate Bond Index
05/01/25	$100,000	$100,000
05/31/25	$101,109	$99,614
06/30/25	$102,170	$101,145
07/31/25	$102,568	$100,878
08/31/25	$103,751	$102,085
09/30/25	$104,153	$103,199
10/31/25	$104,733	$103,843
11/30/25	$105,379	$104,489
12/31/25	$105,529	$104,334
01/31/26	$106,007	$104,445
02/28/26	$107,291	$106,156
03/31/26	$106,242	$104,285
04/30/26	$107,053	$104,402

Average Annual Total Returns

Table Summary
Since Inception (May 1, 2025)
Holbrook Total Return Fund	7.05%
Bloomberg U.S. Aggregate Bond Index	4.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-345-8646.

Fund Statistics

  Net Assets$21,834,556
  Number of Portfolio Holdings75
  Advisory Fee (net of waivers)$0
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	37.5%
Corporate Bonds	45.2%
Money Market Funds	3.2%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	2.3%
U.S. Government & Agencies	11.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Supranational	0.1%
Communications	0.7%
Mbs Passthrough	0.8%
CLO	1.0%
Technology	1.3%
U.S. Government & Agencies	1.7%
Energy	2.4%
Money Market Funds	3.1%
U.S. Treasury Obligations	8.9%
CMO	13.9%
CMBS	21.8%
Financials	42.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
X-Caliber Funding, LLC, 25.000%, 10/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	3.1%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.0%
BAHA Trust, 9.204%, 12/10/41	2.9%
United States Treasury Inflation Indexed Bonds, 1.000%, 02/15/46	2.8%
Great Elm Capital Corporation, 8.125%, 12/31/29	2.5%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	2.4%
W&T Offshore, Inc., 10.750%, 02/01/29	2.4%
Morgan Stanley Capital I, Inc., 9.044%, 05/05/29	2.4%
X-Caliber Funding, LLC, 12.000%, 09/25/28	2.3%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Holbrook Total Return Fund - Class I (HOTIX)

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-HOTIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2026	2025
Holbrook Income Fund	$31,000	$35,000
Holbrook Structured Income Fund	$31,000	$35,000
Holbrook Total Return Fund	$31,000	N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2026	2025
Holbrook Income Fund	$3,500	$3,200
Holbrook Structured Income Fund	$3,500	$3,200
Holbrook Total Return Fund	$3,500	N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2025 and 2026, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2025, and 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in securities of unaffiliated issuers is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements.

Holbrook Income Fund
Holbrook Structured Income Fund
Holbrook Total Return Fund

Class I Shares (HOBIX, HOSIX, HOTIX)
Investor Class Shares (HOBEX, HOSTX)
Class A Shares (HOBAX, HOSAX, HOTAX)

Annual Financial Statements

and

Additional Information

April 30, 2026

Advised by:
Holbrook Holdings, Inc.
3715 Northside Parkway NW Bldg. 400, Ste 230
Atlanta, GA 30327

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares					Fair Value
	COMMON STOCKS — 0.2%
	INSURANCE - 0.2%
3,242	Specialty Transportation Holdings, LLC(a),(b),(c)				$7,791,961

	TOTAL COMMON STOCKS (Cost $5,635,360)				7,791,961

			Coupon Rate
			(%)	Maturity
	PREFERRED STOCKS — 0.9%
	ASSET MANAGEMENT — 0.8%
1,179,651	Gladstone Investment Corporation		5.0000	05/01/26	29,691,816

	REAL ESTATE SERVICES — 0.1%
188,000	Greystone SDOF Preferred Equity, LLC(d)		6.7500	12/23/25	4,684,960

	TOTAL PREFERRED STOCKS (Cost $33,417,259)				34,376,776

Principal
Amount ($)		Spread
	ASSET BACKED SECURITIES — 39.4%
	AGENCY CMBS — 0.1%
2,100,000	FREMF Mortgage Trust Series 2016-K56 C(d),(e)		3.9350	06/25/49	2,092,578
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(d),(e)		3.9270	08/25/49	1,989,874
					4,082,452
	CLO — 33.2%
500,000	522 Funding CLO Ltd. Series 2018-3A CR(d),(f)	TSFR3M + 2.312%	5.9870	10/20/31	500,254
5,450,462	ACAS CLO Ltd. Series 2015-1A DRR(d),(f)	TSFR3M + 3.212%	6.8870	10/18/28	5,464,437
1,630,000	Allegro CLO X Ltd. Series 2019-1A CRR(d),(f)	TSFR3M + 2.050%	5.7250	04/20/32	1,631,148
2,000,000	Annisa CLO Ltd. Series 2016-2A DRR(d),(f)	TSFR3M + 2.800%	6.4750	07/20/31	2,005,896
24,225,000	Apex Credit Clo Ltd. Series 2018-1A CR(d),(f)	TSFR3M + 2.000%	5.6670	04/25/31	24,240,988
19,000,000	APEX CREDIT CLO Ltd. Series 2018-2A CR3(d),(f)	TSFR3M + 1.900%	5.5750	10/20/31	19,015,636
345,000	Apidos CLO XXIV Series 2016-24A BRR(d),(f)	TSFR3M + 2.312%	5.9870	10/20/30	345,000
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(d),(f)	TSFR3M + 2.762%	6.4340	11/27/31	7,009,226
21,100,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A C(d),(f)	TSFR3M + 2.112%	5.7850	01/15/31	21,174,757
5,232,697	Atlas Senior Loan Fund XI Ltd. Series 2018-11A B(d),(f)	TSFR3M + 1.912%	5.5780	07/26/31	5,236,961
11,875,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(d),(f)	TSFR3M + 2.212%	5.8780	07/26/31	11,903,690

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.4% (Continued)
	CLO — 33.2% (Continued)
23,750,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A C(d),(f)	TSFR3M + 2.632%	6.2990	10/24/31	$23,845,094
5,000,000	Atlas Senior Loan Fund XV Ltd. Series 2019-15A B1(d),(f)	TSFR3M + 2.512%	6.1780	10/23/32	5,004,380
37,000,000	Bain Capital Credit CLO Series 2018-2A CR(d),(f)	TSFR3M + 1.950%	5.6250	07/19/31	37,017,944
13,400,000	Barings CLO Ltd. Series 2015-IA DR(d),(f)	TSFR3M + 2.862%	6.5370	01/20/31	13,423,504
15,000,000	BlueMountain CLO Ltd. Series 2015-4A DR2(d),(f)	TSFR3M + 1.950%	5.6250	04/20/30	15,007,275
11,150,000	BlueMountain CLO Ltd. Series 2018-1(d),(f)	TSFR3M + 1.962%	5.6250	07/30/30	11,173,960
5,250,000	BlueMountain CLO Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.312%	5.9750	07/30/30	5,254,683
10,750,000	BlueMountain CLO Ltd. Series 2014-2A BR2(d),(f)	TSFR3M + 2.012%	5.6870	10/20/30	10,769,490
2,161,478	BlueMountain CLO Ltd. Series 2013-2(d),(f)	TSFR3M + 2.212%	5.8750	10/22/30	2,163,059
3,830,000	BlueMountain CLO Ltd. Series 2013-2A DR(d),(f)	TSFR3M + 3.162%	6.8250	10/22/30	3,847,116
1,800,000	BlueMountain CLO Ltd. Series 2018-3 BR(d),(f)	TSFR3M + 1.850%	5.5170	10/25/30	1,801,976
5,600,000	BlueMountain CLO Ltd. Series 2018-3A C(d),(f)	TSFR3M + 2.462%	6.1280	10/25/30	5,605,135
3,500,000	BlueMountain CLO Ltd. Series 2016-3(d),(f)	TSFR3M + 1.962%	5.6140	11/15/30	3,502,020
5,100,000	BlueMountain CLO Ltd. Series 2016-3A CR(d),(f)	TSFR3M + 2.462%	6.1140	11/15/30	5,121,573
22,750,000	BlueMountain CLO Ltd. Series 2015-3A BR(d),(f)	TSFR3M + 2.012%	5.6870	04/20/31	22,794,454
8,500,000	BlueMountain CLO Ltd. Series 2018-2 B(d),(f)	TSFR3M + 1.962%	5.6140	08/15/31	8,515,819
25,680,000	BlueMountain CLO Ltd. Series 2018-2A C(d),(f)	TSFR3M + 2.462%	6.1140	08/15/31	25,754,471
1,000,000	BlueMountain CLO XXII Ltd. Series 2018-22A B(d),(f)	TSFR3M + 1.762%	5.4350	07/15/31	1,002,406
6,063,000	BlueMountain CLO XXII Ltd. Series 2018-22A C(d),(f)	TSFR3M + 2.212%	5.8850	07/15/31	6,068,123
2,500,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A A2(d),(f)	TSFR3M + 1.862%	5.5370	10/20/30	2,501,188
1,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A(d),(f)	TSFR3M + 2.412%	6.0870	10/20/30	1,000,954
1,850,000	Canyon Capital CLO Ltd. Series 2012-1RA C(d),(f)	TSFR3M + 2.262%	5.9350	07/15/30	1,851,728
775,000	Canyon Capital CLO Ltd. Series 2017-1A DR(d),(f)	TSFR3M + 3.262%	6.9350	07/15/30	777,502
8,665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(d),(f)	TSFR3M + 2.062%	5.7250	01/30/31	8,679,228
290,000	Canyon Capital CLO Ltd. Series 2016-1A BR(d),(f)	TSFR3M + 1.962%	5.6350	07/15/31	290,290
1,750,000	Canyon Capital CLO Ltd. Series 2016-1 CR(d),(f)	TSFR3M + 2.162%	5.8350	07/15/31	1,751,295
15,258,000	Canyon Capital CLO Ltd. Series 2016-2A BR(d),(f)	TSFR3M + 2.012%	5.6850	10/15/31	15,274,601
5,000,000	Canyon CLO Ltd. Series 2018-1A B(d),(f)	TSFR3M + 1.962%	5.6350	07/15/31	5,008,205
1,475,000	CarVal CLO II Ltd. Series 2019-1A CR2(d),(f)	TSFR3M + 1.800%	5.4750	04/20/32	1,477,012
6,138,014	Catamaran CLO Ltd. Series 2014-1A BR(d),(f)	TSFR3M + 2.422%	6.0850	04/22/30	6,175,852
3,339,081	CIFC Funding Ltd. Series 2017-4A A2R(d),(f)	TSFR3M + 1.812%	5.4790	10/24/30	3,340,680
8,650,000	Crown Point CLO IV Ltd. Series 2018-4A C(d),(f)	TSFR3M + 2.162%	5.8370	04/20/31	8,654,524
8,012,500	Dryden 30 Senior Loan Fund Series 2013-30A DR(d),(f)	TSFR3M + 2.862%	6.5140	11/15/28	8,023,004
13,500,000	Dryden 40 Senior Loan Fund Series 2015-40A CR2(d),(f)	TSFR3M + 2.250%	5.9030	08/15/31	13,503,767

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.4% (Continued)
	CLO — 33.2% (Continued)
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(d),(f)	TSFR3M + 2.012%	5.6850	04/15/31	$500,468
250,000	Dryden 45 Senior Loan Fund Series 2016-45A CRR(d),(f)	TSFR3M + 1.950%	5.6230	10/15/30	250,213
8,250,000	Dryden 45 Senior Loan Fund Series 2016-45A DRR(d),(f)	TSFR3M + 3.050%	6.7230	10/15/30	8,286,341
1,397,677	Dryden 49 Senior Loan Fund Series 2017-49A BR(d),(f)	TSFR3M + 1.862%	5.5370	07/18/30	1,399,693
2,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(d),(f)	TSFR3M + 2.312%	5.9870	07/18/30	2,502,038
14,605,000	Dryden 54 Senior Loan Fund Series 2017-54A C(d),(f)	TSFR3M + 2.412%	6.0870	10/19/29	14,628,777
15,350,000	Dryden 55 CLO Ltd. Series 2018-55A C(d),(f)	TSFR3M + 2.162%	5.8350	04/15/31	15,381,821
5,000,000	Dryden 60 CLO Ltd. Series 2018-60A B(d),(f)	TSFR3M + 1.812%	5.4850	07/15/31	5,004,055
13,000,000	Dryden 64 CLO Ltd. Series 2018-64A C(d),(f)	TSFR3M + 2.012%	5.6870	04/18/31	13,013,273
2,000,000	Dryden 65 CLO Ltd. Series 2018-65A C(d),(f)	TSFR3M + 2.362%	6.0370	07/18/30	2,002,604
8,425,000	Eaton Vance Clo Ltd. Series 2015-1A DR(d),(f)	TSFR3M + 2.762%	6.4370	01/20/30	8,441,151
10,305,000	Elevation CLO Ltd. Series 2018-10A DR(d),(f)	TSFR3M + 2.400%	6.0750	10/20/31	10,348,425
1,112,474	Ellington CLO II Ltd. Series 2017-2A C(d),(f)	TSFR3M + 3.162%	6.8140	02/15/29	1,112,898
2,083,991	Ellington CLO III Ltd. Series 2018-3A C(d),(f)	TSFR3M + 2.512%	6.1870	07/20/30	2,087,073
1,462,718	Fortress Credit BSL VI Ltd. Series 2018-1A DR(d),(f)	TSFR3M + 3.712%	7.3780	07/23/31	1,463,798
995,000	Fortress Credit Bsl VII Ltd. Series 2019-1A CR(d),(f)	TSFR3M + 2.100%	5.7660	07/23/32	995,846
290,000	Fortress Credit BSL VIII Ltd. Series 2019-2A CR(d),(f)	TSFR3M + 2.000%	5.6720	10/20/32	290,172
10,000,000	Fortress Credit Bsl X Ltd. Series 2021-1A CR(d),(f)	TSFR3M + 2.050%	5.7250	04/20/33	10,002,200
10,927,119	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(d),(f)	TSFR3M + 2.612%	6.2750	01/22/31	10,936,090
1,000,000	Highbridge Loan Management Ltd. Series 5-2015 CR3(d),(f)	TSFR3M + 1.900%	5.5730	10/15/30	1,000,690
238,984	HPS Loan Management Ltd. Series 11-2017 CR(d),(f)	TSFR3M + 2.212%	5.8770	05/06/30	238,994
4,000,000	Jamestown CLO XI Ltd. Series 2018-11A A2(d),(f)	TSFR3M + 1.962%	5.6310	07/14/31	4,003,204
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(d),(f)	TSFR3M + 2.550%	6.2250	10/20/31	12,422,320
18,250,000	KKR CLO 11 Ltd. Series 11 CR(d),(f)	TSFR3M + 2.062%	5.7350	01/15/31	18,262,702
682,203	KKR CLO 12 Ltd. Series 12 BR2(d),(f)	TSFR3M + 1.962%	5.6350	10/15/30	682,783
5,000,000	KKR CLO 12 Ltd. Series 12 DR2(d),(f)	TSFR3M + 3.362%	7.0350	10/15/30	5,019,380
4,000,000	KKR CLO 14 Ltd. Series 14 CR(d),(f)	TSFR3M + 2.412%	6.0850	07/15/31	4,007,288
4,500,000	KKR CLO 15 Ltd. Series 15 CR2(d),(f)	TSFR3M + 1.900%	5.5750	01/18/32	4,506,188
13,300,000	KKR CLO 18 Ltd. Series 18 CR2(d),(f)	TSFR3M + 1.850%	5.5250	10/18/35	13,349,068
37,800,000	KKR CLO 20 Ltd. Series 20 DR(d),(f)	TSFR3M + 2.900%	6.5800	10/16/30	37,985,408
14,116,000	KKR CLO 21 Ltd. Series 21 C(d),(f)	TSFR3M + 2.062%	5.7350	04/15/31	14,141,508
4,522,000	KKR CLO 21 Ltd. Series 21 D(d),(f)	TSFR3M + 2.862%	6.5350	04/15/31	4,536,240
3,400,000	KKR CLO 22 Ltd. Series 22A B(d),(f)	TSFR3M + 1.862%	5.5370	07/20/31	3,405,301
1,600,000	KKR Clo 24 Ltd. Series 24 BR(d),(f)	TSFR3M + 1.912%	5.5870	04/20/32	1,602,086

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.4% (Continued)
	CLO — 33.2% (Continued)
1,000,000	KKR Clo 24 Ltd. Series 24 CR(d),(f)	TSFR3M + 2.362%	6.0370	04/20/32	$1,001,560
1,190,000	LCM 29 Ltd. Series 29A BR(d),(f)	TSFR3M + 1.862%	5.5350	04/15/31	1,190,731
8,750,000	LCM 30 Ltd. Series 30A CR(d),(f)	TSFR3M + 2.262%	5.9370	04/20/31	8,769,110
3,032,282	LCM Loan Income Fund I Income Note Issuer Ltd. Series 27A C(d),(f)	TSFR3M + 2.212%	5.8910	07/16/31	3,034,459
6,279,055	LCM XVII, L.P. Series 17A CRR(d),(f)	TSFR3M + 2.362%	6.0350	10/15/31	6,281,987
1,000,000	Madison Park Funding XIV Ltd. Series 2014-14A CR4(d),(f)	TSFR3M + 1.950%	5.6140	10/22/30	1,000,501
1,190,000	Madison Park Funding XXIV Ltd. Series 2016-24A CR2(d),(f)	TSFR3M + 2.050%	5.7250	10/20/29	1,192,335
1,125,000	Madison Park Funding XXIV Ltd. Series 2016-24A DR2(d),(f)	TSFR3M + 2.950%	6.6250	10/20/29	1,127,747
115,061	Man GLG US CLO Series 2018-1A A2R(d),(f)	TSFR3M + 1.892%	5.5670	04/22/30	115,082
332,337	MJX Venture Management II, LLC Series 2017-28RR BF(d)		3.7790	07/22/30	332,036
3,199,704	MJX Venture Management II, LLC Series 2015-22RR B(d),(f)	TSFR3M + 2.112%	5.7910	01/16/31	3,199,360
1,875,000	MJX Venture Management II, LLC Series 2015-22RR C(d),(f)	TSFR3M + 2.612%	6.2910	01/16/31	1,858,653
1,675,000	MJX Venture Management II, LLC Series 2015-22RR D(d),(f)	TSFR3M + 3.662%	7.3410	01/16/31	1,594,935
256,137	Mountain View CLO IX Ltd. Series 2015-9A A2R(d),(f)	TSFR3M + 2.042%	5.7150	07/15/31	256,321
60,552	Mountain View CLO, LLC Series 2017-2A C(d),(f)	TSFR3M + 2.162%	5.8410	01/16/31	60,568
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(d),(f)	TSFR3M + 2.050%	5.7240	06/15/31	12,379,146
1,500,000	Northwoods Capital XVII Ltd. Series 2018-17A C(d),(f)	TSFR3M + 2.112%	5.7750	04/22/31	1,501,391
2,729,793	OCP CLO Ltd. Series 2014-5A BR(d),(f)	TSFR3M + 2.062%	5.7280	04/26/31	2,731,359
9,000,000	Octagon Investment Partners 36 Ltd. Series 2018-1A C(d),(f)	TSFR3M + 1.962%	5.6350	04/15/31	9,006,741
4,641,090	Octagon Investment Partners XVI Ltd. Series 2013-1A(d),(f)	TSFR3M + 1.862%	5.5420	07/17/30	4,641,196
14,250,000	Octagon Investment Partners XVI Ltd. Series 2013-1A CR(d),(f)	TSFR3M + 2.112%	5.7920	07/17/30	14,269,850
6,400,000	Octagon Investment Partners XXI Ltd. Series 2014-1A CR4(d),(f)	TSFR3M + 2.250%	5.9030	02/14/31	6,401,075
6,986,973	OZLM VI Ltd. Series 2014-6A B1T(d),(f)	TSFR3M + 2.000%	5.6800	04/17/31	6,989,404
19,960,000	OZLM VI Ltd. Series 2014-6A CT(d),(f)	TSFR3M + 2.900%	6.5800	04/17/31	19,999,280
898,073	OZLM XVIII Ltd. Series 2018-18A B(d),(f)	TSFR3M + 1.812%	5.4850	04/15/31	898,416
2,450,000	OZLM XVIII Ltd. Series 2018-18A C(d),(f)	TSFR3M + 2.112%	5.7850	04/15/31	2,452,470
10,799,108	OZLM XX Ltd. Series 2018-20A B(d),(f)	TSFR3M + 2.212%	5.8870	04/20/31	10,799,108
8,691,911	OZLM XXII Ltd. Series 2018-22A B(d),(f)	TSFR3M + 2.062%	5.7420	01/17/31	8,693,641
5,642,000	OZLM XXII Ltd. Series 2018-22A C(d),(f)	TSFR3M + 2.912%	6.5920	01/17/31	5,654,243
1,065,000	OZLM XXIV Ltd. Series 2019-24A BR(d),(f)	TSFR3M + 2.612%	6.2870	07/20/32	1,066,196
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A C(d),(f)	TSFR3M + 2.062%	5.7370	10/20/30	1,000,634
11,000,000	Rockford Tower CLO Ltd. Series 2017-3A D(d),(f)	TSFR3M + 2.912%	6.5870	10/20/30	11,050,171
500,000	Rockford Tower CLO Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.312%	5.9670	05/20/31	500,570
1,500,000	Rockford Tower CLO Ltd. Series 2018-2A C(d),(f)	TSFR3M + 2.462%	6.1370	10/20/31	1,502,475

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.4% (Continued)
	CLO — 33.2% (Continued)
7,000,000	Rockford Tower CLO Ltd. Series 2019-2A CR2(d),(f)	TSFR3M + 2.000%	5.6560	08/20/32	$7,000,812
1,000,000	Romark CLO II Ltd. Series 2018-2A BR(d),(f)	TSFR3M + 2.000%	5.6670	07/25/31	1,000,660
1,500,000	Romark CLO Ltd. Series 2017-1A B(d),(f)	TSFR3M + 2.412%	6.0780	10/23/30	1,500,701
15,075,000	Romark WM-R Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.212%	5.8870	04/20/31	15,102,708
12,993,163	Shackleton CLO Ltd. Series 2013-1A(d),(f)	TSFR3M + 2.212%	5.8850	07/15/30	13,066,065
1,076,673	Shackleton CLO Ltd. Series 2013-4RA A2A(d),(f)	TSFR3M + 1.862%	5.5300	04/13/31	1,077,040
1,555,000	Shackleton CLO Ltd. Series 2013-4RA(d),(f)	TSFR3M + 2.162%	5.8300	04/13/31	1,558,261
1,305,058	Shackleton CLO Ltd. Series 2013-4RA A2CR(d),(f)	TSFR3M + 2.462%	6.1300	04/13/31	1,309,783
1,625,387	Shackleton CLO Ltd. Series 2014-5RA B(d),(f)	TSFR3M + 1.962%	5.6220	05/07/31	1,628,074
23,000,000	Shackleton CLO Ltd. Series 2014-5RA C(d),(f)	TSFR3M + 2.412%	6.0720	05/07/31	23,066,837
10,220,000	Sound Point CLO II Ltd. Series 2013-1A A3R(d),(f)	TSFR3M + 2.112%	5.7780	01/26/31	10,230,823
13,250,000	Sound Point CLO IX Ltd. Series 2015-2A BRRR(d),(f)	TSFR3M + 2.062%	5.7370	07/20/32	13,264,694
10,000,000	Sound Point CLO IX Ltd. Series 2015-2A CRRR(d),(f)	TSFR3M + 2.762%	6.4370	07/20/32	10,007,950
2,500,000	Sound Point CLO VII-R Ltd. Series 2014-3RA C(d),(f)	TSFR3M + 2.512%	6.1780	10/23/31	2,502,203
10,000,000	SOUND POINT CLO VII-R Ltd. Series 2014-3RA BR(d),(f)	TSFR3M + 1.962%	5.6280	10/23/31	10,009,930
13,130,000	Sound Point CLO V-R Ltd. Series 2014-1RA B(d),(f)	TSFR3M + 2.012%	5.6870	07/18/31	13,139,178
12,000,000	Sound Point CLO V-R Ltd. Series 2014-1RA C(d),(f)	TSFR3M + 2.362%	6.0370	07/18/31	12,010,608
4,000,000	SOUND POINT CLO XIX Ltd. Series 2018-1A C(d),(f)	TSFR3M + 2.062%	5.7350	04/15/31	4,005,792
2,472,314	Sound Point CLO XVI Ltd. Series 2017-2A CR(d),(f)	TSFR3M + 2.462%	6.1280	07/25/30	2,473,385
3,000,000	Sound Point CLO XVIII Ltd. Series 2017-4A B(d),(f)	TSFR3M + 2.062%	5.7370	01/21/31	3,006,639
1,000,000	Sound Point Clo XX Ltd. Series 2018-2A B(d),(f)	TSFR3M + 1.962%	5.6280	07/26/31	1,001,499
6,815,000	Sound Point Clo XX Ltd. Series 2018-2A C(d),(f)	TSFR3M + 2.212%	5.8780	07/26/31	6,820,738
8,000,000	Sound Point CLO XXI Ltd. Series 2018-3A B(d),(f)	TSFR3M + 2.462%	6.1280	10/26/31	8,028,737
21,750,000	Sound Point CLO XXII Ltd. Series 2019-1A CRR(d),(f)	TSFR3M + 2.050%	5.7250	01/20/32	21,765,311
2,525,000	Sound Point CLO XXVIII Ltd. Series 2020-3A B(d),(f)	TSFR3M + 1.912%	5.5780	01/25/32	2,527,517
3,495,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA B(d),(f)	TSFR3M + 2.012%	5.6870	04/18/31	3,500,029
11,940,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA C(d),(f)	TSFR3M + 2.512%	6.1870	04/18/31	11,948,477
13,925,000	Steele Creek CLO Ltd. Series 2017-1A C(d),(f)	TSFR3M + 2.162%	5.8350	10/15/30	13,956,791
1,228,188	Steele Creek CLO Ltd. Series 2014-1RA C(d),(f)	TSFR3M + 2.212%	5.8840	04/21/31	1,229,518
3,720,000	Steele Creek CLO Ltd. Series 2016-1A CR(d),(f)	TSFR3M + 2.162%	5.8360	06/15/31	3,722,593
15,000,000	Steele Creek CLO Ltd. Series 2019-1A CRR(d),(f)	TSFR3M + 2.200%	5.8730	04/15/32	15,014,400
2,250,000	Symphony CLO XIX Ltd. Series 2018-19A C(d),(f)	TSFR3M + 2.012%	5.6910	04/16/31	2,252,207
5,920,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(d),(f)	TSFR3M + 2.200%	5.8730	10/15/31	5,925,683
3,880,000	Symphony CLO XX Ltd. Series 2018-20A CR2(d),(f)	TSFR3M + 1.950%	5.6300	01/16/32	3,881,762

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.4% (Continued)
	CLO — 33.2% (Continued)
19,000,000	Symphony CLO XXI Ltd. Series 2019-21A CR2(d),(f)	TSFR3M + 1.750%	5.4230	07/15/32	$19,029,146
18,250,000	Symphony CLO XXII Ltd. Series 2020-22A CR(d),(f)	TSFR3M + 2.100%	5.7750	04/18/33	18,264,856
2,662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(d),(f)	TSFR3M + 2.062%	5.7350	07/15/30	2,663,579
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA C(d),(f)	TSFR3M + 2.562%	6.2350	10/15/30	10,806,275
22,650,000	TRINITAS CLO IV LTD Series 2016-4A CR(d),(f)	TSFR3M + 2.712%	6.3870	10/18/31	22,737,520
9,200,000	TRINITAS CLO IV Ltd. Series 2016-4A DR(d),(f)	TSFR3M + 3.622%	7.2970	10/18/31	9,236,828
750,000	Upland CLO Ltd. Series 2016-1A BR(d),(f)	TSFR3M + 2.112%	5.7870	04/20/31	750,679
17,225,000	Venture 31 CLO Ltd. Series 2018-31A C1(d),(f)	TSFR3M + 2.212%	5.8870	04/20/31	17,238,796
7,000,000	Venture 32 CLO Ltd. Series 2018-32A B(d),(f)	TSFR3M + 1.912%	5.5870	07/18/31	7,009,793
6,500,000	Venture 35 CLO Ltd. Series 2018-35A C(d),(f)	TSFR3M + 2.562%	6.2250	10/22/31	6,503,146
11,000,000	Venture 36 Clo Ltd. Series 2019-36A C(d),(f)	TSFR3M + 3.162%	6.8370	04/20/32	11,070,741
575,000	Venture 38 CLO Ltd. Series 2019-38A CRR(d),(f)	TSFR3M + 1.950%	5.6130	07/30/32	575,330
1,490,766	Venture XIII CLO Ltd. Series 2013-13A DR(d),(f)	TSFR3M + 3.562%	7.2310	09/10/29	1,491,972
20,250,000	Venture XIX CLO Ltd. Series 2014-19A CRR(d),(f)	TSFR3M + 2.712%	6.3850	01/15/32	20,259,658
1,890,000	Venture XV CLO Ltd. Series 2013-15A BR3(d),(f)	TSFR3M + 2.132%	5.8050	07/15/32	1,891,879
15,625,000	Venture XXII CLO Ltd. Series 2015-22A CR(d),(f)	TSFR3M + 2.162%	5.8350	01/15/31	15,656,484
2,000,000	Venture XXIX CLO Ltd. Series 2017-29A C(d),(f)	TSFR3M + 2.762%	6.4140	09/07/30	2,001,116
500,000	Venture XXVII CLO Ltd. Series 2017-27A CR(d),(f)	TSFR3M + 2.562%	6.2370	07/20/30	500,561
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(d),(f)	TSFR3M + 2.462%	6.1370	07/20/30	3,512,424
1,000,000	Venture XXX CLO Ltd. Series 2017-30A B(d),(f)	TSFR3M + 1.862%	5.5350	01/15/31	999,852
1,650,000	Venture XXX CLO Ltd. Series 2017-30RR A2(d),(f)	TSFR3M + 1.962%	5.6350	01/15/31	1,654,719
3,000,000	Venture XXX CLO Ltd. Series 2017-30A C(d),(f)	TSFR3M + 2.212%	5.8850	01/15/31	3,002,568
750,000	Verdelite Static CLO Ltd. Series 2024-1A C(d),(f)	TSFR3M + 1.950%	5.6250	07/20/32	750,116
4,195,000	Voya CLO 2016-1 Ltd. Series 2016-1A BR(d),(f)	TSFR3M + 2.062%	5.7370	01/20/31	4,198,188
2,000,000	Voya CLO Ltd. Series 2017-1A BR(d),(f)	TSFR3M + 2.162%	5.8420	04/17/30	2,003,294
6,090,000	Voya CLO Ltd. Series 2013-1A BR(d),(f)	TSFR3M + 2.162%	5.8350	10/15/30	6,095,110
4,700,000	Voya CLO Ltd. Series 2014-4A BR2(d),(f)	TSFR3M + 2.352%	6.0210	07/14/31	4,704,568
4,100,000	Voya CLO Ltd. Series 2018-2A C1(d),(f)	TSFR3M + 2.112%	5.7850	07/15/31	4,103,838
3,399,252	Voya CLO Ltd. Series 2015-3A BR4(d),(f)	TSFR3M + 1.800%	5.4750	10/20/31	3,402,172
1,500,000	Voya CLO Ltd. Series 2019-3A CR(d),(f)	TSFR3M + 2.412%	6.0920	10/17/32	1,501,476
8,825,000	Zais CLO 11 Ltd. Series 2018-11A CR(d),(f)	TSFR3M + 2.450%	6.1250	01/20/32	8,844,157
2,075,000	Zais CLO 3 Ltd. Series 2015-3A BR(d),(f)	TSFR3M + 2.912%	6.5850	07/15/31	2,082,666
4,760,033	Zais CLO 7 Ltd. Series 2017-2A C(d),(f)	TSFR3M + 2.712%	6.3850	04/15/30	4,764,169
					1,238,718,233

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
3,370,074	Boston Lending Trust Series 2022-2 A(d),(e)		3.2500	05/25/62	$3,284,392
2,200,811	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(d),(g)		7.3690	11/25/67	2,197,727
286,179	Verus Securitization Trust Series 2023-5 A1(d),(g)		6.4760	06/25/68	286,035
					5,768,154
	NON AGENCY CMBS — 5.8%
6,504,903	BPR Trust Series 2021-WILL A(d),(f)	TSFR1M + 1.864%	5.5190	06/15/38	6,502,885
32,070,000	BX Commercial Mortgage Trust Series 2019-IMC E(d),(f)	TSFR1M + 2.196%	5.8510	04/15/34	31,704,168
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(d)		4.9060	08/05/34	5,226,584
11,947,582	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(d)		7.2910	05/05/29	12,479,247
30,625,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(d)		8.5420	05/05/29	32,189,261
6,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(d),(e)		9.0440	05/05/29	6,799,383
32,000,000	OWS Real Estate Finance, LLC Series 2025-MARG2 A(d),(f)	TSFR1M + 4.000%	7.7500	08/15/27	32,048,070
6,527,460	SMR Mortgage Trust Series 2022-IND A(d),(f)	TSFR1M + 1.650%	5.3050	02/15/39	6,543,746
14,346,756	SMR Mortgage Trust Series 2022-IND B(d),(f)	TSFR1M + 2.400%	6.0550	02/15/39	14,361,964
6,668,570	SMR Mortgage Trust Series 2022-IND C(d),(f)	TSFR1M + 2.950%	6.6050	02/15/39	6,678,729
7,994,683	THPT Mortgage Trust Series 2023-THL A(d),(e)		7.2270	12/10/34	8,042,480
10,000,000	THPT Mortgage Trust Series 2023-THL B(d),(e)		7.9240	12/10/34	10,066,862
15,205,047	THPT Mortgage Trust Series 2023-THL C(d),(e)		8.8180	12/10/34	15,348,683
1,328,038	XCAL Mortgage Trust Series 2019-1 A(b),(d),(f)	TSFR1M + 3.864%	0.0000	12/31/26	652,112
943,580	XCALI Mortgage Trust Series 2020-5 A(d),(f)	TSFR1M + 3.370%	7.0400	12/31/26	941,143
2,868,852	X-Caliber Funding, LLC Series 2023-MF9 A(d),(f)	TSFR1M + 3.250%	0.0000	11/25/26	2,861,385
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(d),(f)	TSFR1M + 4.250%	8.2500	01/01/27	4,026,300
15,000,000	XRL ALC, LLC Series 2025-OZK A(d)		7.2500	06/20/28	15,038,982
5,000,000	XRL ALC, LLC Series 2025-OZK B1(d)		13.5000	06/20/28	5,014,641
					216,526,625
	OTHER ABS — 0.1%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(d)		6.1900	04/25/27	2,002,757
2,175,080	HRR Funding, LLC Series 2021-1(c),(d)		9.0000	12/20/36	978,786
					2,981,543
	TOTAL ASSET BACKED SECURITIES (Cost $1,474,649,891)				1,468,077,007

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.2%
	ASSET MANAGEMENT — 0.2%
8,925,000	Gladstone Capital Corporation	5.8750	10/01/30	$8,498,831

	TOTAL CONVERTIBLE BONDS (Cost $8,514,100)			8,498,831

	CORPORATE BONDS — 50.3%
	ASSET MANAGEMENT — 22.4%
9,504,000	Barings BDC, Inc.	5.2000	09/15/28	9,323,926
10,000,000	BCP Investment Corporation	7.5000	10/15/28	10,307,528
49,500,000	BCP Investment Corporation	7.5000	09/24/29	49,483,188
30,483,000	BlackRock TCP Capital Corporation	6.9500	05/30/29	30,154,852
13,625,000	Blue Owl Technology Finance Corporation	6.1000	03/15/28	13,594,887
10,000,000	Blue Owl Technology Finance Corporation	6.7500	04/04/29	10,027,781
17,959,000	Capital Southwest Corporation	5.9500	09/18/30	17,823,950
40,000,000	CION Investment Corporation	7.4100	12/15/27	39,493,660
254,081	Crescent Capital BDC, Inc.	5.0000	05/25/26	6,369,811
12,064,000	Fidus Investment Corporation	3.5000	11/15/26	11,839,320
34,503,000	Fidus Investment Corporation	6.7500	03/19/30	34,183,093
32,119,000	FS KKR Capital Corporation	3.1250	10/12/28	30,100,467
4,720,000	FS KKR Capital Corporation	7.8750	01/15/29	4,857,421
3,055,000	FS KKR Capital Corporation	6.8750	08/15/29	3,047,204
57,000,000	Gladstone Investment Corporation	6.8750	11/01/28	57,305,767
3,000,000	Golub Capital BDC, Inc.	6.0000	07/15/29	3,009,577
57,500,000	Horizon Technology Finance Corporation	7.0000	12/15/28	58,040,501
3,600,000	Logan Ridge Finance Corporation	6.0000	10/30/26	3,600,000
9,000,000	Main Street Capital Corporation	6.9500	03/01/29	9,281,059
2,695,000	MidCap Financial Investment Corporation	4.5000	07/16/26	2,681,639
46,054,000	New Mountain Finance Corporation	6.2000	10/15/27	46,141,083
21,800,000	New Mountain Finance Corporation	6.8750	02/01/29	21,834,939
526,433	OFS Capital Corporation	7.5000	07/31/28	13,513,535
38,500,000	PennantPark Floating Rate Capital Ltd.	6.7500	03/04/29	38,426,241
37,495,000	PennantPark Investment Corporation	4.0000	11/01/26	37,074,055
75,000,000	PennantPark Investment Corporation(d)	7.0000	02/01/29	75,666,061

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.3% (Continued)
	ASSET MANAGEMENT — 22.4% (Continued)
200,200	Runway Growth Finance Corporation		7.2500	02/03/31	$5,071,066
23,650,000	Saratoga Investment Corporation		4.3500	02/28/27	23,165,143
445,072	Saratoga Investment Corporation		6.0000	04/30/27	11,126,800
25,000,000	Star Mountain Lower Middle-Market(f)	SOFRRATE + 3.750%	7.3840	01/15/29	24,995,241
45,000,000	Stellus Capital Investment Corporation		7.2500	04/01/30	45,065,959
29,643,000	Trinity Capital, Inc.		4.3750	08/24/26	29,340,287
21,327,000	Trinity Capital, Inc.		4.2500	12/15/26	20,977,851
1,075,296	Trinity Capital, Inc.		7.8750	03/30/29	27,301,765
13,065,000	WhiteHorse Finance, Inc.		4.0000	12/15/26	12,861,572
					837,087,229
	AUTOMOTIVE — 0.7%
29,529,000	PM General Purchaser, LLC(d)		9.5000	10/01/28	27,446,615

	BANKING — 2.4%
1,527,000	BNP Paribas S.A.(f)	4*(USISDA30-USISDA05)	2.5610	04/30/33	1,087,988
4,000,000	First Maryland Capital I(f)	TSFR3M + 1.262%	4.9350	01/15/27	3,965,534
18,114,000	First Maryland Capital II(f)	TSFR3M + 1.112%	4.7750	02/01/27	17,990,535
629,000	Natixis US Medium-Term Note Program, LLC(f)	8*(USISDA30-USISDA02)	5.2970	03/31/36	492,193
2,000,000	NewtekOne, Inc.(d)		8.3750	04/01/30	1,974,817
56,000,000	NexBank Capital, Inc.(d),(f)	TSFR3M + 5.200%	8.8920	07/01/72	56,559,999
7,000,000	Truist Financial Corporation(f)	TSFR3M + 1.242%	4.9330	04/01/27	6,950,092
					89,021,158
	COMMERCIAL SUPPORT SERVICES — 1.3%
2,298,758	Charah Solutions, Inc.(b)		8.5000	08/31/26	49,572,716

	ELECTRICAL EQUIPMENT — 1.7%
61,068,000	Babcock & Wilcox Enterprises, Inc.(d)		8.7500	06/30/30	61,220,670

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
84,753,000	B Riley Financial, Inc.(b),(d)		8.0000	01/01/28	82,316,351

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.3% (Continued)
	INSURANCE — 5.3%
69,573,000	American Coastal Insurance Corporation		7.2500	12/15/27	$69,749,089
58,241,000	Kuvare US Holdings, Inc.(d),(f)	H15T5Y + 6.541%	7.0000	02/17/51	57,978,629
68,700,000	SBL Holdings, Inc.(d)		5.9000	09/26/28	65,775,938
4,397,000	Transamerica Capital II(d)		7.6500	12/01/26	4,440,881
					197,944,537
	MACHINERY — 0.0%(h)
2,500,000	Briggs & Stratton Corporation(b),(i)		6.8750	12/15/20	9,375

	METALS & MINING — 1.0%
447,184	Ramaco Resources, Inc.		8.3750	11/30/29	11,228,790
1,012,813	Ramaco Resources, Inc.		8.2500	07/31/30	25,381,094
					36,609,884
	OIL & GAS PRODUCERS — 0.7%
23,630,000	W&T Offshore, Inc.(d)		10.7500	02/01/29	24,531,366

	PUBLISHING & BROADCASTING — 0.0%(h)
2,500,000	Cumulus Media New Holdings, Inc.(b),(d)		6.7500	07/01/26	225,000

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
210,500	HC Government Realty Trust, Inc.(d)		7.0000	08/14/27	3,946,875

	REAL ESTATE SERVICES — 2.1%
80,000,000	UIRC-GSA International, LLC(d),(g)		7.0000	03/31/30	80,000,000

	SOFTWARE — 0.7%
28,000,000	Concentrix Corporation		6.5000	03/01/29	27,353,145

	SPECIALTY FINANCE — 6.5%
19,152,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	18,651,254
25,000,000	Delphos Securities S.A.RL - Compartment Verdant		11.0000	04/29/56	23,750,000
1,250,000	Delphos Securities S.A.RL - Compartment Verdant(j)		0.0000	01/31/75	1,250,000
35,000,000	Eagle Point Defensive Income Trust(f)	TSFR3M + 3.800%	7.4670	04/30/28	34,965,223
25,000,000	Eagle Point Enhanced Income Trust(f)	TSFR3M + 4.500%	8.1530	11/15/29	24,759,392
25,000,000	EPT 16, LLC(d)		7.2500	08/01/28	25,000,000

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.3% (Continued)
	SPECIALTY FINANCE — 6.5% (Continued)
4,500,000	Equify Financial, LLC(d)		9.5000	04/30/30	$4,499,775
2,000,000	First Help Financial, LLC(d)		6.0000	11/15/26	1,965,462
4,500,000	Franklin BSP Capital Corporation(d)		6.0000	10/02/30	4,321,916
25,000,000	Franklin BSP Realty Trust, Inc.(d),(f)	TSFR3M + 4.000%	7.6690	04/25/28	25,174,426
2,000,000	Medallion Financial Corporation(d)		7.5000	12/30/27	1,998,744
4,500,000	MMP Capital, LLC(d)		9.5000	10/18/29	4,511,250
2,476,000	National Funding, Inc.(d)		5.7500	08/31/26	2,470,585
5,322,633	PDOF MSN Issuer, LLC(d),(f)	SOFRRATE + 4.500%	8.1300	03/15/27	5,285,336
5,300,000	ReadyCap Holdings, LLC(d)		4.5000	10/20/26	5,134,278
56,378,000	ReadyCap Holdings, LLC(d)		9.3750	03/01/28	54,784,385
3,300,000	X-Caliber Funding, LLC(d)		5.0000	10/15/26	3,133,444
2,000,000	X-Caliber Funding, LLC(d)		5.0000	03/01/27	1,996,746
					243,652,216
	TECHNOLOGY SERVICES — 2.1%
24,395,000	Kyndryl Holdings, Inc.		2.7000	10/15/28	22,920,377
3,750,000	Kyndryl Holdings, Inc.		3.1500	10/15/31	3,184,328
50,000,000	SARATOGA INVT CORP SR 144A NT 30(d)		7.2500	05/01/30	50,150,946
					76,255,651
	TOBACCO & CANNABIS — 1.0%
36,000,000	Curaleaf Holdings, Inc.		11.5000	02/18/29	36,945,000

	TOTAL CORPORATE BONDS (Cost $1,865,647,687)				1,874,137,788

	U.S. GOVERNMENT & AGENCIES — 6.6%
	U.S. TREASURY INFLATION PROTECTED — 6.6%
114,311,700	United States Treasury Inflation Indexed Bonds		0.1250	01/15/30	110,133,275
112,921,600	United States Treasury Inflation Indexed Bonds		1.6250	04/15/30	114,712,899
20,050,200	United States Treasury Inflation Indexed Bonds		1.2500	04/15/31	19,961,573
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $243,907,232)				244,807,747

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.1%
	ASSET MANAGEMENT - 0.1%
351,012	B Riley Financial Inc. Com Warrants	04/01/2032	$10.00	$2,022,215

	TOTAL WARRANT (Cost $111,622)			2,022,215

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
71,805,040	First American Government Obligations Fund, Class X, 3.58%(k) (Cost $71,805,040)			71,805,040

	TOTAL INVESTMENTS - 99.6% (Cost $3,703,688,191)			$3,711,517,365
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			16,421,894
	NET ASSETS - 100.0%			$3,727,939,259

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

USISDA02	2-year U.S. Dollar (USD) ISDA Swap Rate

USISDA5	5-year U.S. Dollar (USD) ISDA Swap Rate

USISDA30	Term Secured Overnight Financing Rate 3 Month

(a)	Non-income producing security.

(b)	Illiquid security; total illiquid securities represent 3.8% of net assets.

(c)	The value of this security has been determined in good faith by Holbrook Holdings Inc. (the “Adviser”) as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $2,205,272,462 or 59.2% of net assets.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.

(h)	Percentage rounds to less than 0.1%.

(i)	Represents issuer in default on interest payments; non-income producing security.

(j)	Zero coupon bond.

(k)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares					Fair Value
	OPEN END FUNDS — 1.6%
	FIXED INCOME - 1.6%
1,000,000	Holbrook Total Return Fund, Class I(a)				$9,970,300

	TOTAL OPEN END FUNDS (Cost $10,000,000)				9,970,300

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 92.7%
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(b)		10.4910	07/15/30	540,019

	CLO — 63.2%
495,000	1828 CLO Ltd. Series 2016-1A CR(b),(c)	TSFR3M + 3.612%	7.2850	10/15/31	496,574
3,782,349	Atlas Senior Loan Fund Ltd. Series 2017-8A D(b),(c)	TSFR3M + 3.962%	7.6410	01/16/30	3,810,592
9,240,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A D(b),(c)	TSFR3M + 3.012%	6.6850	01/15/31	9,273,754
5,000,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A D(b),(c)	TSFR3M + 3.332%	6.9990	10/24/31	5,012,740
11,250,000	Atlas Senior Loan Fund XIII Series 2019-13A D(b),(c)	TSFR3M + 4.372%	8.0350	04/22/31	11,299,241
15,074,000	Bain Capital Credit CLO Series 2018-2A DR(b),(c)	TSFR3M + 2.950%	6.6250	07/19/31	15,135,200
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A C(b),(c)	TSFR3M + 3.262%	6.9370	10/20/30	1,001,467
2,975,000	Canyon Capital CLO Ltd Series 2016-1(b),(c)	TSFR3M + 3.062%	6.7350	07/15/31	2,982,021
8,400,000	Canyon Capital CLO Ltd. Series 2012-1RA D(b),(c)	TSFR3M + 3.262%	6.9350	07/15/30	8,430,181
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA C(b),(c)	TSFR3M + 3.062%	6.7140	05/15/31	1,002,887
15,455,000	Catamaran CLO Ltd. Series 2014-1A CR(b),(c)	TSFR3M + 3.692%	7.3550	04/22/30	15,522,956
6,218,000	Chenango Park CLO Ltd. Series 2018-1A CR(b),(c)	TSFR3M + 2.750%	6.4230	04/15/30	6,247,952
1,000,000	CIFC Funding Ltd. Series 2017-4A D(b),(c)	TSFR3M + 6.362%	10.0290	10/24/30	1,003,420
4,000,000	Crown Point CLO Ltd. Series 2018-7A D(b),(c)	TSFR3M + 3.762%	7.4370	10/20/31	4,013,408
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(b),(c)	TSFR3M + 2.862%	6.5140	11/15/28	1,001,311
8,800,000	Dryden 40 Senior Loan Fund Series 2015-40A DR(b),(c)	TSFR3M + 3.362%	7.0140	08/15/31	8,824,719
4,520,000	Dryden 49 Senior Loan Fund Series 2017-49A DR(b),(c)	TSFR3M + 3.662%	7.3370	07/18/30	4,535,707
2,400,000	Dryden 54 Senior Loan Fund Series 2017-54A D(b),(c)	TSFR3M + 3.362%	7.0370	10/19/29	2,407,872
7,750,000	Dryden 64 CLO Ltd. Series 2018-64A(b),(c)	TSFR3M + 2.912%	6.5870	04/18/31	7,786,875
2,025,210	Ellington CLO I Ltd. Series 2017-1A DR(b),(c)	TSFR3M + 3.612%	7.2850	10/15/29	2,027,245
24,500,000	Fortress Credit BSL XVII Ltd. Series 2022-1A D(b),(c)	TSFR3M + 4.800%	8.4660	10/23/34	24,602,117
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(b),(c)	TSFR3M + 3.662%	7.3250	01/22/31	17,945,322
647,676	Highbridge Loan Management Series 3A-2014 CR(b),(c)	TSFR3M + 3.862%	7.5370	07/18/29	652,377
250,000	Highbridge Loan Management Ltd. Series 5A-2015 DR3(b),(c)	TSFR3M + 3.000%	6.6730	10/15/30	250,640

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.7% (Continued)
	CLO — 63.2% (Continued)
870,000	Jefferson Mill CLO Ltd. Series 2015-1A DR(b),(c)	TSFR3M + 3.812%	7.4870	10/20/31	$873,748
2,000,000	KKR CLO 14 Ltd. Series 14 DR(b),(c)	TSFR3M + 3.412%	7.0850	07/15/31	2,006,270
11,550,000	KKR CLO 15 Ltd. Series 15 DR2(b),(c)	TSFR3M + 3.000%	6.6750	01/18/32	11,594,075
6,347,600	KKR CLO 24 Ltd. Series 24 DR(b),(c)	TSFR3M + 3.512%	7.1870	04/20/32	6,378,944
3,825,000	LCM 28 Ltd. Series 28A D(b),(c)	TSFR3M + 3.212%	6.8870	10/20/30	3,822,085
4,000,000	Man GLG US CLO Series 2018-1A CR(b),(c)	TSFR3M + 3.332%	7.0070	04/22/30	4,008,268
1,725,000	Mountain View CLO, LLC Series 2017-2A D(b),(c)	TSFR3M + 3.362%	7.0410	01/16/31	1,729,137
2,050,000	OCP CLO Ltd. Series 2014-5A CR(b),(c)	TSFR3M + 3.162%	6.8280	04/26/31	2,055,709
9,750,000	OZLM XVIII Ltd. Series 2018-18A D(b),(c)	TSFR3M + 3.112%	6.7850	04/15/31	9,771,089
10,000,000	OZLM XX Ltd. Series 2018-20A C(b),(c)	TSFR3M + 3.212%	6.8870	04/20/31	10,000,000
5,000,000	Rockford Tower CLO Ltd. Series 2018-1A D(b),(c)	TSFR3M + 3.262%	6.9170	05/20/31	5,018,930
5,250,000	Rockford Tower CLO Ltd. Series 2018-2A D(b),(c)	TSFR3M + 3.362%	7.0370	10/20/31	5,269,073
5,492,391	Saranac CLO VII Ltd. Series 2014-2A DR(b),(c)	TSFR3M + 3.632%	7.2870	11/20/29	5,517,579
3,150,000	Shackleton CLO Ltd. Series 2013-3A DR(b),(c)	TSFR3M + 3.282%	6.9550	07/15/30	3,156,045
4,000,000	Shackleton CLO Ltd. Series 2017-11A D(b),(c)	TSFR3M + 3.912%	7.5640	08/15/30	4,006,644
250,000	Shackleton CLO Ltd. Series 2013-4RA C(b),(c)	TSFR3M + 3.132%	6.8000	04/13/31	250,626
5,000,000	Shackleton CLO Ltd. Series 2014-5RA D(b),(c)	TSFR3M + 3.412%	7.0720	05/07/31	5,010,995
10,955,000	Shackleton CLO Ltd. Series 2015-7RA DRR(b),(c)	TSFR3M + 3.000%	6.6730	07/15/31	10,990,669
2,702,000	SOUND POINT CLO VIII-R Ltd. Series 2015-1RA D1(b),(c)	TSFR3M + 4.012%	7.6850	04/15/30	2,707,315
18,000,000	SOUND POINT CLO XIX Ltd. Series 2018-1A D(b),(c)	TSFR3M + 2.912%	6.5850	04/15/31	18,076,068
22,500,000	Sound Point CLO XVI Ltd. Series 2017-2A D(b),(c)	TSFR3M + 3.862%	7.5280	07/25/30	22,570,919
500,000	Sound Point CLO XX Ltd. Series 2018-2A D(b),(c)	TSFR3M + 3.262%	6.9280	07/26/31	500,013
11,331,250	Steele Creek CLO Ltd. Series 2017-1A D(b),(c)	TSFR3M + 3.162%	6.8350	10/15/30	11,366,853
6,000,000	Steele Creek CLO Ltd. Series 2016-1A DR(b),(c)	TSFR3M + 3.162%	6.8360	06/15/31	6,013,560
5,300,000	Symphony CLO XVI Ltd. Series 2015-16A DR(b),(c)	TSFR3M + 3.312%	6.9850	10/15/31	5,340,884
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(b),(c)	TSFR3M + 3.612%	7.2850	10/15/30	10,024,590
3,300,000	Trinitas CLO VI Ltd. Series 2017-6A DR4(b),(c)	TSFR3M + 4.512%	8.1780	01/25/34	3,266,548
18,250,000	Trinitas CLO VIII Ltd. Series 2018-8A D(b),(c)	TSFR3M + 3.362%	7.0370	07/20/31	18,349,772
11,500,000	Trinitas CLO XV Ltd. Series 2021-15A D(b),(c)	TSFR3M + 4.012%	7.6750	04/22/34	11,363,357
7,000,000	Venture XXVIII CLO Ltd. Series 2017-28A D(b),(c)	TSFR3M + 4.262%	7.9370	07/20/30	7,013,867
750,000	Vibrant CLO III Ltd. Series 2015-3A CRR(b),(c)	TSFR3M + 3.762%	7.4370	10/20/31	755,369
9,159,895	Voya CLO Ltd. Series 2017-1A C(b),(c)	TSFR3M + 3.592%	7.2720	04/17/30	9,193,713
4,250,000	Voya CLO Ltd. Series 2013-1A(b),(c)	TSFR3M + 3.212%	6.8850	10/15/30	4,275,089
6,500,000	Voya CLO Ltd. Series 2016-1A CR(b),(c)	TSFR3M + 2.912%	6.5870	01/20/31	6,522,185

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.7% (Continued)
	CLO — 63.2% (Continued)
1,250,000	Voya CLO Ltd. Series 2013-2A CR(b),(c)	TSFR3M + 3.012%	6.6780	04/25/31	$1,253,420
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(b),(c)	TSFR3M + 3.662%	7.3250	10/22/31	4,764,079
7,000,000	Zais CLO 7 Ltd. Series 2017-2A D(b),(c)	TSFR3M + 4.012%	7.6850	04/15/30	7,013,475
					397,097,540
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
1,165,760	A&D Mortgage Trust Series 2023-NQM2 A1(b),(d)		6.1320	05/25/68	1,163,104
767,458	A&D Mortgage Trust Series 2025-NQM5 A1(b),(d)		5.1200	12/25/70	765,493
16,673	BRAVO Residential Funding Trust Series 2025-NQM6 A1(b),(d)		5.3330	06/25/65	16,733
1,500,000	CFMT, LLC Series 2024-HB14 M3(b),(e)		3.0000	06/25/34	1,450,955
500,000	CFMT, LLC Series 2024-HB15 M3(b),(e)		4.0000	08/25/34	485,284
2,643,902	CFMT, LLC Series 2025-AB3 M3(b),(e)		4.0000	05/25/55	2,296,578
1,184,054	CFMT, LLC Series 2025-AB3 M4(b),(e)		4.0000	05/25/55	944,441
354,291	Connecticut Avenue Securities Series Series 2025-R01 1A1(b),(c)	SOFR30A + 0.950%	4.5950	01/25/45	354,654
2,363,443	Connecticut Avenue Securities Trust Series 2024-R02 1M1(b),(c)	SOFR30A + 1.100%	4.7450	02/25/44	2,363,814
677,496	Connecticut Avenue Securities Trust Series 2024-R03 2M1(b),(c)	SOFR30A + 1.150%	4.7950	03/25/44	677,612
263,968	Connecticut Avenue Securities Trust Series 2025-R04 1M1(b),(c)	SOFR30A + 1.200%	4.8450	05/25/45	264,251
653,702	Connecticut Avenue Securities Trust Series 2025-R05 2A1(b),(c)	SOFR30A + 1.000%	4.6450	07/25/45	655,326
1,000,109	Cross Mortgage Trust Series 2025-H8 A1(b),(e)		5.0030	11/25/70	997,709
1,203,454	Cross Mortgage Trust Series 2025-H10 A1(b),(e)		4.9680	01/25/71	1,199,256
55,832	EFMT Series 2023-1 A2(b),(d)		6.2400	02/25/68	55,927
954,070	Freddie Mac Stacr Remic Trust Series 2025-DNA3 M1(b),(c)	SOFR30A + 1.100%	4.7450	09/25/45	954,540
9,944,350	Freddie Mac STACR REMIC Trust Series 2024-HQA2 M1(b),(c)	SOFR30A + 1.200%	4.8450	08/25/44	9,953,440
1,250,000	MOO Securitization Trust Series 2025-RM1 M2(b)		4.5000	12/25/65	1,105,759
3,000,000	MOO Securitization Trust Series 2025-RM1 M3(b)		4.5000	12/25/65	2,550,380
1,100,000	MOO Securitization Trust Series 2026-RM1 M3(b),(e)		4.5000	03/25/66	920,460
500,000	MOO Securitization Trust Series 2026-RM1 M2(b),(e)		4.5000	03/25/66	437,053
228,234	Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 A1(b),(e)		5.0440	07/25/69	228,376
596,132	OBX Trust Series 2025-NQM11 A1A(b),(d)		5.4180	05/25/65	599,315
2,422,966	OBX Trust Series 2025-NQM19 A1(b),(e)		4.8700	10/25/65	2,410,594
2,064,960	OBX Trust Series 2025-NQM20 A1(b),(e)		5.0210	10/25/65	2,063,552
4,650,000	Ocwen Loan Investment Trust Series 2024-HB1 M3(b)		3.0000	02/25/37	4,531,657
1,500,000	OLIT Series 2025-HB2 M3(b),(e)		3.0000	11/25/38	1,375,837
1,750,000	OLIT Series 2025-HB2 M4(b),(d)		3.0000	11/25/38	1,471,354

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2% (Continued)
600,000	Onity Loan Investment Trust Series 2024-HB2 M3(b)		5.0000	08/25/37	$585,014
2,000,000	Onity Loan Investment Trust Series 2025-HB1 M3(b),(e)		3.0000	06/25/38	1,862,142
1,000,000	Onity Loan Investment Trust Series 2026-HB1 M3(b),(e)		3.0000	03/25/39	906,092
7,000,000	Onity Loan Investment Trust Series 2026-HB1 M4(b),(d)		3.0000	03/25/39	5,839,374
185,276	Verus Securitization Trust Series 2023-4 A1(b),(d)		5.8110	05/25/68	184,868
37,827	Verus Securitization Trust Series 2024-7 A1(b),(e)		5.0950	09/25/69	37,928
18,897	Verus Securitization Trust Series 2025-2 A1(b),(d)		5.3070	03/25/70	18,968
					51,727,840
	HOME EQUITY — 0.2%
1,000,000	Ocwen Loan Investment Trust Series 2023-HB1 M3(b),(e)		3.0000	06/25/36	996,601

	NON AGENCY CMBS — 20.8%
2,000,000	BAHA Trust Series 2024-MAR C(b),(e)		7.7660	12/10/41	2,066,548
10,000,000	BAHA Trust Series 2024-MAR D(b),(e)		9.2040	12/10/41	10,500,737
189,025,000	BANK Series 2017-BNK8 XB(e),(f)		0.1810	11/15/50	641,796
2,452,800	Capital Funding Mortgage Trust Series 2025-P05 B(b),(c)	TSFR1M + 10.500%	14.1650	08/04/26	2,456,030
3,750,000	Capital Funding Mortgage Trust Series 2024-29 B(b),(c)	TSFR1M + 9.500%	13.1700	11/01/26	3,755,498
3,176,069	Capital Funding Mortgage Trust Series 2024-28 B(b),(c)	TSFR1M + 11.000%	14.6920	11/01/26	3,186,512
2,400,000	Capital Funding Mortgage Trust Series 2025-32 B(b),(c)	TSFR1M + 9.000%	6.5680	12/15/27	2,400,984
10,801,789	Capital Funding Mortgage Trust Series 2025-31 B(b),(c)	TSFR1M + 13.410%	17.0800	02/10/28	10,892,960
4,500,000	Capital Funding Mortgage Trust Series 2025-30 B(b),(c)	TSFR1M + 11.250%	14.9200	06/02/28	4,521,799
3,056,500	Capital Funding Mortgage Trust Series 2026-P08 B(b),(c)	TSFR1M + 9.000%	12.6680	02/09/29	3,056,500
4,750,000	Capital Funding Mortgage Trust Series 2025-33 B(b),(c)	TSFR1M + 8.500%	12.1550	10/31/29	4,768,228
1,798,569	COMM Mortgage Trust Series 2014-CCRE21 F(b)		3.0000	12/10/47	1,792,001
2,000,000	CSMC Trust Series 2021-GATE C(b),(c)	TSFR1M + 2.821%	6.4760	12/15/36	1,975,185
3,173,115	CSMC Trust Series 2016-NXSR XA(e),(f)		0.5890	12/15/49	2,263
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(b),(e)		5.6290	08/05/34	997,475
6,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(b),(c)	TSFR1M + 1.497%	5.1700	04/15/31	2,877,000
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(b)		3.6200	01/16/37	402,626
3,709,537	KIND Trust Series 2021-KIND D(b),(c)	TSFR1M + 2.414%	6.0700	08/15/38	3,702,726
2,410,000	MCR Mortgage Trust Series 2024-TWA F(b)		10.3820	06/12/39	2,435,677
25,787,789	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 XA(e),(f)		0.7560	11/15/52	202,976
7,250,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(b),(e)		9.0440	05/05/29	7,241,773

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.7% (Continued)
	NON AGENCY CMBS — 20.8% (Continued)
6,000,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(b),(e)		9.0440	05/05/29	$5,797,054
8,500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(b),(e)		9.0440	05/05/29	8,756,782
3,249,356	SMR Mortgage Trust Series 2022-IND D(b),(c)	TSFR1M + 3.950%	7.6050	02/15/39	3,258,745
6,900,000	WB Commercial Mortgage Trust Series 2024-HQ C(b),(e)		7.1330	03/15/40	6,862,974
471,250	XCALI Mortgage Trust Series 2021-10 B1(b),(c)	TSFR1M + 8.120%	11.7850	12/31/26	473,692
188,716	XCALI Mortgage Trust Series 2020-5 B1(b),(c)	TSFR1M + 8.370%	12.0400	12/31/26	187,715
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(b),(c)	TSFR1M + 6.120%	9.7900	05/15/26	4,165,000
5,200,000	X-Caliber Funding, LLC Series 2021-7 A(b),(c)	TSFR1M + 3.120%	6.7900	10/15/26	5,191,783
240,437	X-Caliber Funding, LLC Series 2023-MF9 B1(b),(c)	TSFR1M + 6.500%	10.1700	11/25/26	239,521
2,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(b),(c)	TSFR1M + 6.000%	10.0000	01/25/27	2,762,483
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(b),(c)	TSFR1M + 4.000%	8.7500	02/15/27	3,987,947
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(b),(c)	TSFR1M + 6.000%	10.7500	02/15/27	2,444,098
5,000,000	X-Caliber Funding, LLC Series 2025-OKG A(b),(c)	TSFR1M + 3.000%	6.6700	10/15/27	4,981,995
6,000,000	X-Caliber Funding, LLC Series 2024-SURF A(b)		12.0000	09/25/28	6,017,736
5,550,000	X-Caliber Funding, LLC Series 2026-HPL B1(b),(c)	TSFR1M + 6.500%	10.1650	12/06/28	5,535,321
					130,540,140
	RESIDENTIAL MORTGAGE — 0.2%
440,000	CFMT, LLC Series 2024-HB13 M3(b),(e)		3.0000	05/25/34	426,057
756,063	First Franklin Mortgage Loan Trust Series 2004-FF5 A1(c)	TSFR1M + 0.834%	4.4890	08/25/34	725,926
					1,151,983
	TOTAL ASSET BACKED SECURITIES (Cost $583,122,140)				582,054,123

	U.S. GOVERNMENT & AGENCIES — 0.5%
	AGENCY FIXED RATE — 0.4%
241,705	Fannie Mae REMICS Series 2024-11 BK		5.0000	02/25/51	241,362
2,317,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	1,328,199
266,743	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	267,317
420,615	Freddie Mac REMICS Series 5385 CK		5.0000	08/25/51	422,563
					2,259,441
	AGENCY MBS OTHER — 0.1%
268,282	FREMF Mortgage Trust Series 2019-KF61 B(b),(c)	SOFR30A + 2.314%	5.9670	04/25/29	262,777
740,000	FREMF Mortgage Trust Series 2019-K99(b),(e)		3.6460	09/25/29	699,788
					962,565
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,251,514)				3,222,006

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.5%
	SPECIALTY FINANCE — 0.5%
500,000	X-Caliber Funding, LLC(b)	11.0000	10/15/26	$465,813
300,000	X-Caliber Funding, LLC(b)	25.0000	10/15/26	300,000
2,654,000	X-Caliber Funding, LLC(b)	11.0000	03/25/27	2,652,664
	TOTAL CORPORATE BONDS (Cost $3,437,005)			3,418,477

Shares
	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUNDS - 4.5%
28,226,411	First American Government Obligations Fund, Class X, 3.58%(g) (Cost $28,226,411)			28,226,411

	TOTAL INVESTMENTS - 99.8% (Cost $628,037,070)			$626,891,317
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			974,662
	NET ASSETS - 100.0%			$627,865,979

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

(a)	Affiliated issuer.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $584,862,204 or 93.2% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Interest only securities.

(g)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

			Coupon Rate
Shares			(%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.2%
	ASSET MANAGEMENT — 2.2%
18,939	Gladstone Investment Corporation		7.8750	02/01/30	$481,619

	TOTAL PREFERRED STOCKS (Cost $478,846)				481,619

Principal
Amount ($)		Spread
	ASSET BACKED SECURITIES — 36.6%
	CLO — 1.0%
224,690	Ellington Clo I Ltd. Series 2017-1A DR(a),(b)	TSFR3M + 3.612%	7.2850	10/15/29	224,916

	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8%
500,000	Cascade Funding Mortgage Trust Series 2024-HB16 M3(a),(c)		3.0000	03/25/35	479,948
500,000	CFMT, LLC Series 2024-HB14 M3(a),(c)		3.0000	06/25/34	483,652
500,000	CFMT, LLC Series 2024-HB15 M3(a),(c)		4.0000	08/25/34	485,284
518,412	CFMT, LLC Series 2025-AB3 M4(a),(c)		4.0000	05/25/55	413,503
250,000	OLIT Series 2025-HB2 M4(a),(d)		3.0000	11/25/38	210,193
500,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	487,512
500,000	Onity Loan Investment Trust Series 2025-HB1 M3(a),(c)		3.0000	06/25/38	465,535
					3,025,627
	NON AGENCY CMBS — 21.8%
600,000	BAHA Trust Series 2024-MAR D(a),(c)		9.2040	12/10/41	630,045
10,833,457	BANK Series 2017-BNK9 XA(c),(e)		0.7050	11/15/54	95,305
250,000	Capital Funding Mortgage Trust Series 2024-29 B(a),(b)	TSFR1M + 9.500%	13.1700	11/01/26	250,367
500,000	Capital Funding Mortgage Trust Series 2025-32 B(a),(b)	TSFR1M + 9.000%	6.5680	12/15/27	500,205
432,072	Capital Funding Mortgage Trust Series 2025-31 B(a),(b)	TSFR1M + 13.410%	17.0800	02/10/28	435,718
7,906,653	Citigroup Commercial Mortgage Trust Series 2018-B2 XA(c),(e)		0.8400	03/10/51	86,696
1,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(a),(b)	TSFR1M + 1.497%	5.1700	04/15/31	479,500
250,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(a),(c)		9.0440	05/05/29	249,716
500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(c)		9.0440	05/05/29	483,088
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	525,539
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(c)		9.0440	05/05/29	515,105
500,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	09/25/28	501,478
					4,752,762
	TOTAL ASSET BACKED SECURITIES (Cost $7,975,169)				8,003,305

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 44.2%
	ASSET MANAGEMENT — 16.5%
500,000	BCP Investment Corporation		7.5000	09/24/29	$499,830
500,000	Blue Owl Technology Finance Corporation		6.1000	03/15/28	498,895
19,570	CION Investment Corporation(a)		7.5000	03/31/31	492,773
470,000	Fidus Investment Corporation		6.7500	03/19/30	465,642
21,480	Great Elm Capital Corporation		8.1250	12/31/29	543,658
215,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02-1.00%)	2.0840	07/29/34	153,439
500,000	Stellus Capital Investment Corporation		7.2500	04/01/30	500,733
17,314	Trinity Capital, Inc.		7.8750	09/30/29	438,217
					3,593,187
	BANKING — 7.9%
15,000	Bank of Nova Scotia (The)(b)	4*(USISDA30-USISDA02-1.00%)	1.7080	05/29/34	10,277
200,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.0000	06/27/34	136,832
28,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.7080	08/28/34	18,785
104,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.0000	09/29/34	67,452
50,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA05-0.500%)	0.6040	05/31/33	31,465
30,000	Barclays Bank PLC(b)	8*(USISOA30-USISOA05-2.00%)	1.9900	07/31/34	20,088
300,000	BNP Paribas S.A.(b)	4*(USISDA30-USISDA05)	2.5610	04/30/33	213,750

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 44.2% (Continued)
	BANKING — 7.9% (Continued)
35,000	BofA Finance, LLC(b)	10*(USISOA30-USISOA05-3.00%)	1.1820	09/30/41	$21,274
270,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)	1.4740	12/23/29	235,581
54,000	Lloyds Bank PLC(b)	4.250*(USISOA30-USISOA05-2.125%)	0.5900	02/22/33	32,348
23,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02-1.00%)	0.9920	10/25/33	16,704
35,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02-1.40%)	0.0000	11/27/33	22,175
30,000	Natixis US Medium-Term Note Program, LLC(b)	4*(USISOA30-USISOA02-1.40%)	0.6390	10/31/33	21,318
500,000	Natixis US Medium-Term Note Program, LLC(b)	8*(USISDA30-USISDA02)	5.2970	03/31/36	391,250
500,000	NewtekOne, Inc.(a)		8.3750	04/01/30	493,704
					1,733,003
	ENTERTAINMENT CONTENT — 0.7%
200,000	Paramount Global(b)	H15T5Y + 3.999%	6.3750	03/30/62	155,469

	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
20,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05)	1.9950	10/30/27	19,042
55,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-0.60%)-0.600%	1.5510	01/23/28	48,929
10,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-0.60%)-0.600%	1.9880	02/28/28	8,937
25,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-1.00%)-1.000%	1.0240	04/30/28	22,421
50,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-1.00%)-1.000%	1.5550	05/23/28	44,921
25,000	Goldman Sachs Group, Inc. (The)(b)	4.25*(USISOA30-USISOA05)	2.7480	11/13/28	21,952
71,000	Goldman Sachs Group, Inc. (The)(b)	4.65*(USISOA30-USISOA05)	2.9670	11/27/28	63,117
25,000	Goldman Sachs Group, Inc. (The)(b)	4.65*(USISOA30-USISOA05)	2.7430	12/13/28	23,493

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 44.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.4% (Continued)
50,000	GS Finance Corporation(b)	3.25*(USISOA30-USISOA05)	1.5700	06/30/31	$42,806
25,000	Jefferies Financial Group, Inc.(b)	8*(USISDA30-USISDA02)	4.0780	01/31/38	18,938
140,000	Jefferies Financial Group, Inc.(b)	10*(USISOA30-USISOA02-5.00%)+0.500%	0.0000	06/28/41	93,449
15,000	Morgan Stanley(b)	4*(USISOA30-USISOA05-1.00%)-1.000%	0.6730	06/28/28	12,798
53,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	4.2380	07/31/30	45,845
80,000	Morgan Stanley(b)	5*(USISOA30-USISOA05)	3.2730	02/15/33	50,709
					517,357
	INSURANCE — 1.7%
400,000	SBL Holdings, Inc.(a)		7.2000	10/30/34	370,143

	OIL & GAS PRODUCERS — 2.4%
500,000	W&T Offshore, Inc.(a)		10.7500	02/01/29	519,073

	SPECIALTY FINANCE — 11.3%
500,000	Equify Financial, LLC(a)		9.5000	04/30/30	499,975
500,000	MMP Capital, LLC(a)		9.5000	10/18/29	501,250
300,000	ReadyCap Holdings, LLC(a)		4.5000	10/20/26	290,620
500,000	ReadyCap Holdings, LLC(a)		9.3750	03/01/28	485,867
700,000	X-Caliber Funding, LLC(a)		25.0000	10/15/26	699,999
					2,477,711
	TECHNOLOGY SERVICES — 1.3%
400,000	Kyndryl Holdings, Inc.		4.1000	10/15/41	287,641

	TOTAL CORPORATE BONDS (Cost $9,597,999)				9,653,584

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.1%
	SUPRANATIONAL — 0.1%
25,000	International Bank for Reconstruction & Development Variable Rate(b)	9*(USISOA30-USISOA05-4.50%)	1.3790	07/31/34	$17,197

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $19,078)				17,197

	U.S. GOVERNMENT & AGENCIES — 11.5%
	AGENCY FIXED RATE — 2.5%
209,179	Fannie Mae Pool FS1590		2.5000	04/01/52	178,439
500,000	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	286,574
88,914	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	89,106
					554,119
	U.S. TREASURY INFLATION PROTECTED — 9.0%
867,720	United States Treasury Inflation Indexed Bonds		0.7500	02/15/42	672,827
827,496	United States Treasury Inflation Indexed Bonds		1.0000	02/15/46	616,181
745,346	United States Treasury Inflation Indexed Bonds		2.1250	02/15/54	658,168
					1,947,176
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,584,200)				2,501,295

Shares
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
682,383	First American Government Obligations Fund, Class X, 3.58%(f) (Cost $682,383)				682,383

	TOTAL INVESTMENTS - 97.7% (Cost $21,337,675)				$21,339,383
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%				495,173
	NET ASSETS - 100.0%				$21,834,556

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

USISDA02	2-year U.S. Dollar (USD) ISDA Swap Rate

USISDA05	5-year U.S. Dollar (USD) ISDA Swap Rate

USISDA30	30-year U.S. Dollar (USD) ISDA Swap Rate

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $12,174,708 or 55.8% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

Holbrook Funds
Statements of Assets and Liabilities
April 30, 2026

		Holbrook Structured	Holbrook Total Return
	Holbrook Income Fund	Income Fund	Fund
ASSETS
Investment securities:
Investments in Affiliates, at cost	$—	$10,000,000	$—
Investments in Unaffiliated securities, at cost	3,703,688,191	618,037,070	21,337,675
Total Investments, at cost	$3,703,688,191	$628,037,070	$21,337,675

Investments in Affiliates, at value	$—	$9,970,300	$—
Investments in Unaffiliated securities, at value	3,711,517,365	616,921,017	21,339,383
Total Investments, at value	$3,711,517,365	$626,891,317	$21,339,383
Dividends and Interest receivable	30,584,266	2,578,125	112,559
Receivable due from adviser	—	—	1,689
Receivable for Fund shares sold	8,611,585	2,141,073	970
Receivable for securities sold	15,917,500	7,915,997	507,781
Prepaid expenses and other assets	220,550	51,854	9,970
TOTAL ASSETS	3,766,851,266	639,578,366	21,972,352

LIABILITIES
Payable for securities purchased	$26,960,068	$8,953,220	$—
Payable for Fund shares redeemed	5,691,679	1,394,037	5,834
Dividends payable	2,731,582	570,598	65,906
Investment advisory fees payable	2,395,324	493,352	—
Distribution (12b-1) fees payable	199,615	41,202	1
Payable to related parties	552,959	103,437	23,491
Accrued expenses and other liabilities	380,780	156,541	42,564
TOTAL LIABILITIES	38,912,007	11,712,387	137,796
NET ASSETS	$3,727,939,259	$627,865,979	$21,834,556

NET ASSETS CONSIST OF:
Paid in capital	$3,788,314,540	$632,638,665	$21,941,113
Accumulated earnings/(losses)	(60,375,281)	(4,772,686)	(106,557)
NET ASSETS	$3,727,939,259	$627,865,979	$21,834,556

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$3,101,231,308	$505,944,881	$21,829,216
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	317,695,717	51,936,725	2,189,408
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.76	$9.74	$9.97

Investor Class Shares:
Net Assets	$360,501,587	$85,809,362
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	36,616,508	8,795,738
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.85	$9.76

Class A Shares:
Net Assets	$266,206,364	$36,111,736	$5,340
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	27,224,632	3,706,442	536
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.78	$9.74	$9.97	*
Maximum offering price per share (net asset value plus maximum sales charge of 1.25%, 2.25%, and 2.25%, respectively)	$9.90	$9.96	$10.20

*	Does not calculate due to rounding

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Operations
For the Year or Period Ended April 30, 2026

		Holbrook Structured	Holbrook Total Return
	Holbrook Income Fund	Income Fund	Fund (1)
INVESTMENT INCOME
Interest	$195,158,470	$40,346,231	$1,263,646
Dividends	6,036,969	—	137,324
Dividend Income from Affiliates	321,599	717,503	—
TOTAL INVESTMENT INCOME	201,517,038	41,063,734	1,400,970

EXPENSES
Investment advisory fees	23,588,981	5,320,450	109,774
Distribution (12b-1) fees:
Investor Class	1,412,002	384,497	—
Class A	476,705	55,997	14
Administrative services fees	1,344,540	302,523	76,036
Third party administration servicing fees	2,785,088	526,715	2,064
Transfer agent fees	1,019,531	165,203	17,692
Registration fees	195,870	97,188	10,359
Accounting services fees	325,980	86,818	30,324
Legal fees	700,849	29,732	48,656
Custodian fees	218,246	52,055	5,570
Printing and postage expenses	121,972	24,794	10,629
Compliance officer fees	61,322	26,169	19,160
Audit fees	58,961	47,385	34,500
Trustees fees and expenses	15,781	15,781	18,025
Insurance expense	29,876	10,189	2,780
Other expenses	117,032	47,676	3,320
TOTAL EXPENSES	32,472,736	7,193,172	388,903

Less: Expense voluntarily waived by the Adviser	(35,157)	(99,372)	—
Less: Fees waived/expenses reimbursed by Adviser	—	—	(193,991)

NET EXPENSES	32,437,579	7,093,800	194,912

NET INVESTMENT INCOME	169,079,459	33,969,934	1,206,058

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	15,535,148	(87,116)	(105,943)
Affiliated Investments	(15,000)	—	—
Net realized gain/(loss) on investments	15,520,148	(87,116)	(105,943)

Net change in unrealized appreciation/(depreciation) on:
Investments	10,223,088	(141,529)	1,708
Affiliated Investments	—	(29,700)	—
Net change in unrealized appreciation/(depreciation) on investments	10,223,088	(171,229)	1,708

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	25,743,236	(258,345)	(104,235)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,822,695	$33,711,589	$1,101,823

(1)	Holbrook Total Return Fund commenced investment operations on May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets

	Holbrook Income Fund		Holbrook Structured Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
FROM OPERATIONS
Net investment income	$169,079,459	$104,148,076	$33,969,934	$32,559,625
Net realized gain/(loss) from investments	15,520,148	(4,746,069)	(87,116)	(1,354,582)
Unrealized appreciation/(depreciation) from investments	10,223,088	24,456,779	(171,229)	(1,549,135)
Net increase in net assets resulting from operations	194,822,695	123,858,786	33,711,589	29,655,908

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	(156,687,627)	(107,424,113)	(28,923,335)	(28,380,806)
Investor Class	(16,510,219)	(11,356,710)	(4,762,203)	(4,072,464)
Class A	(11,605,972)	(5,013,423)	(1,438,595)	(632,162)
Net decrease in net assets resulting from distributions to shareholders	(184,803,818)	(123,794,246)	(35,124,133)	(33,085,432)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	1,713,867,965	997,193,299	341,228,008	469,010,828
Investor Class	271,385,672	113,192,700	43,199,986	91,697,982
Class A	214,096,206	77,528,043	33,261,879	16,873,138
Net asset value of shares issued in reinvestment of distributions:
Class I	129,118,150	88,606,228	23,111,698	24,277,841
Investor Class	15,666,032	10,988,512	4,488,242	3,895,103
Class A	10,565,868	4,347,226	1,311,984	543,185
Payments for shares redeemed:
Class I	(626,139,465)	(519,605,509)	(270,514,713)	(271,059,583)
Investor Class	(121,169,415)	(82,237,497)	(40,753,347)	(40,812,965)
Class A	(72,255,294)	(22,788,982)	(12,783,014)	(7,890,952)
Net increase in net assets from shares of beneficial interest	1,535,135,719	667,224,020	122,550,723	286,534,577

TOTAL INCREASE IN NET ASSETS	1,545,154,596	667,288,560	121,138,179	283,105,053

NET ASSETS
Beginning of Year	2,182,784,663	1,515,496,103	506,727,800	223,622,747
End of Year	$3,727,939,259	$2,182,784,663	$627,865,979	$506,727,800

SHARE ACTIVITY
Class I:
Shares Sold	175,267,614	102,532,020	34,920,120	47,749,128
Shares Reinvested	13,204,698	9,112,861	2,364,927	2,471,640
Shares Redeemed	(64,044,117)	(53,518,789)	(27,669,673)	(27,639,682)
Net increase in shares of beneficial interest outstanding	124,428,195	58,126,092	9,615,374	22,581,086

Investor Class:
Shares Sold	27,506,873	11,532,269	4,414,925	9,321,179
Shares Reinvested	1,588,560	1,120,738	458,544	396,001
Shares Redeemed	(12,289,758)	(8,384,422)	(4,163,173)	(4,150,451)
Net increase in shares of beneficial interest outstanding	16,805,675	4,268,585	710,296	5,566,729

Class A:
Shares Sold	21,866,815	7,958,937	3,404,462	1,718,128
Shares Reinvested	1,078,758	446,344	134,280	55,299
Shares Redeemed	(7,376,455)	(2,343,583)	(1,308,201)	(804,441)
Net increase in shares of beneficial interest outstanding	15,569,118	6,061,698	2,230,541	968,986

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets

Holbrook Total Return Fund (1)
For the
Period Ended
April 30, 2026
FROM OPERATIONS
Net investment income	$1,206,058
Net realized loss from investments	(105,943)
Unrealized appreciation from investments	1,708
Net increase in net assets resulting from operations	1,101,823

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	(1,208,023)
Class A	(357)
Net decrease in net assets resulting from distributions to shareholders	(1,208,380)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	27,143,535
Class A	5,000
Net asset value of shares issued in reinvestment of distributions:
Class I	138,194
Class A	357
Payments for shares redeemed:
Class I	(5,345,973)
Class A	—
Net increase in net assets from shares of beneficial interest	21,941,113

TOTAL INCREASE IN NET ASSETS	21,834,556

NET ASSETS
Beginning of Period	—
End of Period	$21,834,556

SHARE ACTIVITY
Class I:
Shares Sold	2,711,650
Shares Reinvested	13,819
Shares Redeemed	(536,061)
Net increase in shares of beneficial interest outstanding	2,189,408

Class A:
Shares Sold	500
Shares Reinvested	36
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	536

(1)	Holbrook Total Return Fund commenced investment operations on May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class I
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2026		April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022
Net asset value, beginning of year	$9.70		$9.69	$9.65		$10.27		$10.67
Activity from investment operations:
Net investment income (1)	0.57		0.58	0.68		0.58		0.45
Net realized and unrealized gain (loss) on investments	0.11		0.11	0.08		(0.62)		(0.34)
Total from investment operations	0.68		0.69	0.76		(0.04)		0.11
Less distributions from:
Net investment income	(0.62)		(0.68)	(0.72)		(0.58)		(0.49)
Net realized gains	—		—	—		—		(0.01)
Return of Capital	—		—	—		—		(0.01)
Total distributions	(0.62)		(0.68)	(0.72)		(0.58)		(0.51)
Net asset value, end of year	$9.76		$9.70	$9.69		$9.65		$10.27
Total return (2)	7.15%		7.38%	8.17	% (6)	(0.34	)% (6)	0.92%
Net assets, at end of year (000s)	$3,101,231		$1,875,553	$1,309,324		$930,463		$606,759
Ratio of gross expenses to average net assets (3)	1.04	% (4)	1.05%	1.06	% (4)	1.08	% (4)	1.09%
Ratio of net expenses to average net assets	1.03	% (4)	1.05%	1.04	% (4)	1.06	% (4)	1.09%
Ratio of net investment income to average net assets	5.79	% (4,5)	5.95%	7.03	% (4,5)	5.85	% (4,5)	4.28%
Portfolio Turnover Rate	49%		68%	36%		36%		70%

	Investor Class
	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2026		April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022
Net asset value, beginning of year	$9.79		$9.77	$9.70		$10.32		$10.71
Activity from investment operations:
Net investment income (1)	0.52		0.53	0.64		0.52		0.40
Net realized and unrealized gain (loss) on investments	0.11		0.13	0.07		(0.61)		(0.33)
Total from investment operations	0.63		0.66	0.71		(0.09)		0.07
Less distributions from:
Net investment income	(0.57)		(0.64)	(0.64)		(0.53)		(0.44)
Net realized gains	—		—	—		—		(0.01)
Return of Capital	—		—	—		—		(0.01)
Total distributions	(0.57)		(0.64)	(0.64)		(0.53)		(0.46)
Net asset value, end of year	$9.85		$9.79	$9.77		$9.70		$10.32
Total return (2)	6.61%		6.95%	7.50	% (6)	(0.81	)% (6)	0.52%
Net assets, at end of year (000s)	$360,502		$193,922	$151,881		$124,060		$114,783
Ratio of gross expenses to average net assets (3)	1.54	% (4)	1.55%	1.56	% (4)	1.58	% (4)	1.59%
Ratio of net expenses to average net assets	1.53	% (4)	1.55%	1.54	% (4)	1.56	% (4)	1.59%
Ratio of net investment income to average net assets	5.28	% (4,5)	5.44%	6.54	% (4,5)	5.24	% (4,5)	3.77%
Portfolio Turnover Rate	49%		68%	36%		36%		70%

(1)	The net investment income per share data was determined using the average shares outstanding throughout each year.

(2)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	April 30, 2026		April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022 (1)
Net asset value, beginning of year/period	$9.72		$9.71	$9.65		$10.27		$10.68
Activity from investment operations:
Net investment income (2)	0.54		0.56	0.66		0.56		0.34
Net realized and unrealized (loss) on investments	0.11		0.11	0.08		(0.62)		(0.42)
Total from investment operations	0.65		0.67	0.74		(0.06)		(0.08)
Less distributions from:
Net investment income	(0.59)		(0.66)	(0.68)		(0.56)		(0.31)
Net realized gains	—		—	—		—		(0.01)
Return of capital	—		—	—		—		(0.01)
Total distributions	(0.59)		(0.66)	(0.68)		(0.56)		(0.33)
Net asset value, end of year/period	$9.78		$9.72	$9.71		$9.65		$10.27
Total return (3)	6.88%		7.11%	7.97	% (7)	(0.52	)% (7)	(0.84	)% (5)
Net assets, at end of year/period (000s)	$266,206		$113,310	$54,291		$22,239		$12,034
Ratio of gross expenses to average net assets (4)	1.29	% (8)	1.31%	1.32	% (8)	1.33	% (8)	1.36	% (6)
Ratio of net expenses to average net assets	1.29	% (8)	1.31%	1.30	% (8)	1.31	% (8)	1.36	% (6)
Ratio of net investment income to average net assets	5.54	% (8,9)	5.73%	6.85	% (8,9)	5.66	% (8,9)	4.21	% (6)
Portfolio Turnover Rate	49%		68%	36%		36%		70	% (5)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not Annualized.

(6)	Annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2026		April 30, 2025		April 30, 2024	April 30, 2023
Net asset value, beginning of year/period	$9.76		$9.82		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.63		0.73		1.04	0.97
Net realized and unrealized (loss) on investments	0.00	(10)	(0.03)		0.15	(0.33)
Total from investment operations	0.63		0.70		1.19	0.64
Less distributions from:
Net investment income	(0.65)		(0.76)		(1.06)	(0.95)
Total distributions	(0.65)		(0.76)		(1.06)	(0.95)
Net asset value, end of year/period	$9.74		$9.76		$9.82	$9.69
Total return (3)	6.68%		7.36%		12.85%	6.69	% (5)
Net assets, at end of year/period (000s)	$505,945		$413,247		$193,865	$29,721
Ratio of gross expenses to average net assets (4)	1.27	% (8)	1.33%		1.58%	2.36	% (6)
Ratio of net expenses to average net assets	1.25	% (8)	1.39	% (7)	1.50%	1.50	% (6)
Ratio of net investment income to average net assets	6.47	% (8,9)	7.47	% (7)	10.68%	9.90	% (6)
Portfolio Turnover Rate	55%		80%		15%	8	% (5)

	Investor Class
	Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2026		April 30, 2025		April 30, 2024	April 30, 2023
Net asset value, beginning of year/period	$9.78		$9.84		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.58		0.68		1.02	0.99
Net realized and unrealized (loss) on investments	0.01	(10)	(0.03)		0.12	(0.39)
Total from investment operations	0.59		0.65		1.14	0.60
Less distributions from:
Net investment income	(0.61)		(0.71)		(0.99)	(0.91)
Total distributions	(0.61)		(0.71)		(0.99)	(0.91)
Net asset value, end of year/period	$9.76		$9.78		$9.84	$9.69
Total return (3)	6.15%		6.83%		12.37%	6.22	% (5)
Net assets, at end of year/period (000s)	$85,809		$79,066		$24,777	$6
Ratio of gross expenses to average net assets (4)	1.77	% (8)	1.83%		1.99%	2.86	% (6)
Ratio of net expenses to average net assets	1.75	% (8)	1.89	% (7)	1.99%	2.00	% (6)
Ratio of net investment income to average net assets	5.97	% (8,9)	6.89	% (7)	10.42%	10.05	% (6)
Portfolio Turnover Rate	55%		80%		15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(10)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) on investments in the Statement of Operations for the year ended April 30, 2026, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2026		April 30, 2025		April 30, 2024	April 30, 2023
Net asset value, beginning of year/period	$9.77		$9.83		$9.68	$10.00
Activity from investment operations:
Net investment income (2)	0.60		0.70		1.04	1.03
Net realized and unrealized (loss) on investments	0.00	(10)	(0.02)		0.13	(0.42)
Total from investment operations	0.60		0.68		1.17	0.61
Less distributions from:
Net investment income	(0.63)		(0.74)		(1.02)	(0.93)
Total distributions	(0.63)		(0.74)		(1.02)	(0.93)
Net asset value, end of year/period	$9.74		$9.77		$9.83	$9.68
Total return (3)	6.30%		7.10%		12.66%	6.32	% (5)
Net assets, at end of year/period (000s)	$36,112		$14,415		$4,980	$540
Ratio of gross expenses to average net assets (4)	1.51	% (8)	1.59%		1.86%	2.61	% (6)
Ratio of net expenses to average net assets	1.49	% (8)	1.65	% (7)	1.75%	1.75	% (6)
Ratio of net investment income to average net assets	6.17	% (8,9)	7.17	% (7)	10.63%	10.56	% (6)
Portfolio Turnover Rate	55%		80%		15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(10)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) on investments in the Statement of Operations for the year ended April 30, 2026, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

The accompanying notes are an integral part of these financial statements.

Holbrook Total Return Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Period Ended
	April 30, 2026
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.71
Net realized and unrealized (loss) on investments	(0.02)
Total from investment operations	0.69
Less distributions from:
Net investment income	(0.72)
Total distributions	(0.72)
Net asset value, end of period	$9.97
Total return (3)	7.05	% (5)
Net assets, at end of period (000s)	$21,829
Ratio of gross expenses to average net assets (4)	2.30	% (6)
Ratio of net expenses to average net assets	1.15	% (6)
Ratio of net investment income to average net assets	7.12	% (6)
Portfolio Turnover Rate	20	% (5)

	Class A
	Period Ended
	April 30, 2026
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.69
Net realized and unrealized (loss) on investments	(0.03)
Total from investment operations	0.66
Less distributions from:
Net investment income	(0.69)
Total distributions	(0.69)
Net asset value, end of period	$9.97
Total return (3)	6.78	% (5)
Net assets, at end of period (000s)	$5
Ratio of gross expenses to average net assets (4)	7.25	% (6)
Ratio of net expenses to average net assets	1.40	% (6)
Ratio of net investment income to average net assets	6.88	% (6)
Portfolio Turnover Rate	20	% (5)

(1)	Holbrook Total Return Fund commenced investment operations on May 1, 2025.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Notes to Financial Statements
April 30, 2026

1.	ORGANIZATION

The Holbrook Income Fund, the Holbrook Structured Income Fund, and the Holbrook Total Return Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Holbrook Income Fund Class I and Investor Class shares commenced investment operations on July 6, 2016, and the Holbrook Income Fund Class A shares commenced investment operations on July 23, 2021. The Holbrook Structured Income Fund Class I, Investor Class and Class A shares commenced investment operations on May 2, 2022. The Holbrook Total Return Fund Class I and Class A shares commenced investment operations on May 1, 2025. The investment objective of each Fund is as follows:

Fund Name	Investment Objective
Holbrook Income Fund	Current income and the opportunity for capital appreciation to produce a total return
Holbrook Structured Income Fund	Current income and the opportunity for capital appreciation to produce a total return
Holbrook Total Return Fund	Current income and the opportunity for capital appreciation to produce a total return

The Holbrook Income Fund and the Holbrook Structured Income Fund offer Class I, Investor Class and Class A shares. The Holbrook Total Return Fund offers Class I and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 1.25%, 2.25%, and 2.25% for Holbrook Income Fund, Holbrook Structured Income Fund, and Holbrook Total Return Fund, respectively. All other classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees and have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of that Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the Chief Financial Officer and the portfolio managers of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sales price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for the Funds, for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Funds. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Funds’ assets measured at fair value:

Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$7,791,961	$7,791,961
Preferred Stocks	29,691,816	4,684,960	—	34,376,776
Asset Backed Securities	—	1,467,098,221	978,786	1,468,077,007
Convertible Bonds	—	8,498,831	—	8,498,831
Corporate Bonds	149,565,578	1,724,572,210	—	1,874,137,788
U.S. Government & Agencies	—	244,807,747	—	244,807,747
Warrants	—	2,022,215	—	2,022,215
Short-Term Investments	71,805,040	—	—	71,805,040
Total Assets	$251,062,434	$3,451,684,184	$8,770,747	$3,711,517,365

Structured Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$9,970,300	$—	$—	$9,970,300
Asset Backed Securities	—	582,054,123	—	582,054,123
U.S. Government & Agencies	—	3,222,006	—	3,222,006
Corporate Bonds	—	3,418,477	—	3,418,477
Short-Term Investments	28,226,411	—	—	28,226,411
Total Assets	$38,196,711	$588,694,606	$—	$626,891,317

Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$481,619	$—	$—	$481,619
Asset Backed Securities	—	8,003,305	—	8,003,305
Corporate Bonds	1,474,648	8,178,936	—	9,653,584
Non U.S. Government & Agencies	—	17,197	—	17,197
U.S. Government & Agencies	—	2,501,295	—	2,501,295
Short-Term Investments	682,383	—	—	682,383
Total Assets	$2,638,650	$18,700,733	$—	$21,339,383

*	Refer to the Schedule of Investments for classifications.

The following is a reconciliation for the Funds for which level 3 inputs were used in determining valuations.

				Change in
	Beginning	Accrued		unrealized					Ending
	balance April	Discount/	Total realized	appreciation/			Net Transfers	Net Transfer (out)	Balance April
Holbrook Income Fund	30, 2025	Premium	gain/(loss)	(depreciation)	Net Purchases	Net Sales	into Level 3	of Level 3	30, 2026
HRR Funding, LLC Series 2021-1	1,261,546	1,032	—	(283,792)	—	—	—	—	978,786
Specialty Transportation Holdings, LLC	9,659,929	—	—	(1,867,968)	—	—	—	—	7,791,961

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

Quantitative disclosures of unobservable inputs and assumptions used by Holbrook Income Fund are below:

					Impact to valuation
	Fair Value	Valuation Techniques	Unobservable inputs	Input Range	from increase in input
HRR Funding, LLC 2021-1	978,786	Broker Quotes	Indicative value	45	Increase
Specialty Transportation Holdings, LLC	7,791,961	Discount Cash Flows	Discount Rate	40%	Increase
	$8,770,747

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2023 - 2025 for the Holbrook Income Fund and the Holbrook Structured Income Fund or expected to be taken for each Fund’s April 30, 2026, tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each of the Funds makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

3.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose them to various risks, certain of which are discussed below. The Funds’ prospectus and statement of additional information include further information regarding the risks associated with the Funds’ investments which include, but are not limited to:

Holbrook Income Fund: Baby Bonds Risk, Business Development Company (“BDC”) Risk, Cash Position Risk, Closed-End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Emerging Markets Risk, Extension Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Securities (“Junk Bond”) Risk, Industry Concentration Risk, Interest Rate Risk, Investment Companies Risk, Liquidity Risk, Management Risk, Market Events Risk, Market Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Holbrook Structured Income Fund: Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Securities (“Junk Bonds”) Risk, Illiquid Investments Risks, Industry Concentration Risk, Interest Rate Risk, Liquidity Risk, Management Risk, Market Events Risk, Market Risk, Mezzanine Securities Risk, Mortgage-Backed and Asset-Backed Securities Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risks, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risks, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Holbrook Total Return Fund: Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Forward Commitments on MBS Risk (including Dollar Rolls), Gap Risk, High Yield Securities (“Junk Bond”) Risk, Industry Concentration Risk, Illiquid Investments Risk, Interest Rate Risk, Inverse Floater Risk, Liquidity Risk, Loan Risk, Management Risk, Market Events Risk, Market Risk, Mezzanine Securities Risk, New Fund Risk, Portfolio Turnover Risk, Prepayment Risk, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risk, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Baby Bonds Risk – The primary risk associated with Holbrook Income Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Schedule of Investments.

Collateralized Loan Obligations Risk (CLOs) – The Funds are subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Funds will have no control. The Funds may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Funds and the ability of the Funds to execute their investment strategies. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Funds invest in fixed income securities, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Asset-Backed Securities Risk (Holbrook Structured Income Fund and Holbrook Total Return Fund) – Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Any future economic downturn could increase the risk that such assets underlying asset-backed securities purchased by the Funds will also suffer greater levels of default than were historically experienced. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Funds’ ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Market Risk – Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, trade restrictions (including tariffs), the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events effect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments go down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments and could result in decreases to the Funds’ net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect the Funds’ performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Preferred Stock Risk (Holbrook Income Fund) – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Structured Products Risk (Holbrook Structured Income Fund and Holbrook Total Return Fund) – The Funds may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on SOFR or an alternative reference rate and are subject to the risks associated with securities tied to a variable interest rate. The Funds may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on a variable reference rate.

Financial Services Sector Risk (Holbrook Income Fund and Holbrook Total Return Fund) – There are risks associated with the financial services sector. The financial services sector includes companies engaged in banking, commercial and consumer finance, investment banking, brokerage, asset management, custody or insurance. To the extent that the Funds’ (or an Underlying Fund’s) investments include companies that operate in the financial services sector, the investments would be sensitive to changes in, and the Funds’ performance may depend on, the overall condition of the financial services sector. Companies in the financial services sector are subject to extensive government regulation that can affect the scope of their activities, the prices they can charge or the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The profitability of companies in the financial services sector may also be adversely affected by loan losses, which usually increase in economic downturns. The Funds may be adversely affected by events or developments negatively impacting the financial services sector.

4.	INVESTMENT TRANSACTIONS

For the year/period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Holbrook Income Fund	$3,941,865,787	$1,401,505,470
Holbrook Structured Income Fund	631,918,635	282,550,377
Holbrook Total Return Fund	26,664,053	3,419,387

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Funds’ Adviser. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly based on average daily net assets as shown in the table below.

The Adviser has contractually agreed to reduce its fees and/or absorb the Funds’ expenses (the “Waiver Agreement”), until at least September 1, 2026, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets and is subject to possible recoupment (or recapture) from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture) can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Funds’ Operating Expenses are subsequently less than what is shown in the table below of average daily net assets, the Adviser shall be entitled to recoupment or recapture from the Funds’ for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Funds’ expenses to exceed what is shown in the table below of average daily net assets. If Fund Operating Expenses attributable to Class I, Investor Class and Class A shares subsequently exceed what is shown in the table below per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the year/period ended April 30, 2026, the Adviser waived the expenses in the table below.

						Managament
	Investment	Expenses Limitation				Expenses Reimbursed	Affiliated
Fund	Advisory Fee	Cl I	Cl INV	Cl A	Expires	YTD 4/30/2026	Fees Waived
Holbrook Income Fund	0.80%	1.30%	1.80%	1.55%	9/1/2026	$—	$(35,157)
Holbrook Structured Income Fund	1.00%	1.50%	2.00%	1.75%	9/1/2026	—	(99,372)
Holbrook Total Return Fund	0.65%	1.15%	N/A	1.40%	9/1/2026	(193,991)	—

The Holbrook Income Fund and the Holbrook Structured Income Fund are invested in the Holbrook Total Return Fund. Fees and expenses of investments in the Holbrook Total Return Fund will be borne by the Holbrook Income Fund or Holbrook Structured Income Fund and each respective Fund’s shareholders. However, to avoid charging duplicative fees, the Adviser intends to voluntarily waive and/or reimburse the Holbrook Income Fund’s and Holbrook Structured Income Fund’s management fee with respect to the amount of its net assets invested in the Holbrook Total Return Fund. These fee waivers are not recapturable by the Adviser.

The Adviser waived $193,991 in expenses for the Holbrook Total Return Fund which may be recaptured by April 30, 2029.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Investor class share, respectively. Currently, the Funds’ Trustees have set the 12b-1 fee level at 0.50% for the Funds’ Investor Class shares. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Adviser. For the year/period ended April 30, 2026, pursuant to the Plan, the fund paid the following 12b-1 fees:

Fund	Class A	Class Inv
Holbrook Income Fund	$476,705	$1,412,002
Holbrook Structured Income Fund	55,997	384,497
Holbrook Total Return Fund	14	N/A

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I, Investor Class and Class A shares. For the year/period ended April 30, 2026, the Distributor received the following underwriter commissions:

Fund	Class I	Class Inv	Class A
Holbrook Income Fund	$—	$—	$114,757
Holbrook Structured Income Fund	—	—	9,750
Holbrook Total Return Fund	—	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AFFILIATED INVESTMENTS

Investments which were affiliates of the Funds as of April 30, 2026, are noted in the Schedules of Investments. A summary of Holbrook Income Fund and Holbrook Structured Income Fund’s investment in the affiliated investment, Holbrook Total Return Fund, which is managed by the Adviser, is detailed below:

									Amount of
									Gain (Loss)
							Change in	Dividends	Realized on
					Shares at		Unrealized	Credited to	Sale of
Fund	Affiliated Holding	Shares at 4/30/25	Purchases	Sales	4/30/26	Fair Value	Gain/(Loss)	Income	Shares
Holbrook Income Fund	Holbrook Total Return Fund	—	500,000	(500,000)	—	$—	—	$321,599	(15,000)
Holbrook Structured Income Fund	Holbrook Total Return Fund	—	1,000,000	—	1,000,000	9,970,300	(29,700)	717,503	—
		—	1,500,000	(500,000)	1,000,000	$9,970,300	(29,700)	$1,039,102	(15,000)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$3,713,827,272	$29,239,534	$(31,549,441)	$(2,309,907)
Holbrook Structured Income Fund	628,037,905	928,002	(2,074,590)	$(1,146,588)
Holbrook Total Return Fund	21,335,481	259,933	(256,032)	$3,901

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2026, and April 30, 2025, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2026	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$184,292,704	$—	$—	$184,292,704
Holbrook Structured Income Fund	35,002,319	—	—	35,002,319
Holbrook Total Return Fund	1,142,474	—	—	1,142,474

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$123,476,934	$—	$—	$123,476,934
Holbrook Structured Income Fund	32,636,648	—	—	32,636,648

As of April 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Holbrook Income Fund	$4,816,425	$—	$—	$(60,150,217)	$(2,731,582)	$(2,309,907)	$(60,375,281)
Holbrook Structured Income Fund	400,297	—	(446,022)	(3,009,775)	(570,598)	(1,146,588)	$(4,772,686)
Holbrook Total Return Fund	65,274	—	(40,589)	(69,238)	(65,906)	3,902	$(106,557)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, trust preferred securities, partnerships and adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Holbrook Income Fund	$—
Holbrook Structured Income Fund	446,022
Holbrook Total Return Fund	40,589

At April 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Holbrook Income Fund	$4,476,900	$55,673,317	$60,150,217	$5,059,438
Holbrook Structured Income Fund	2,687,562	322,213	3,009,775	—
Holbrook Total Return Fund	69,238	—	69,238	—

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2026

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, the shareholders that own 25% or more of the voting securities are as follows:

		Structured	Total
Owner	Income Fund	Income Fund	Return Fund
Charles Schwab & Co., Inc.	41%	36%	—
Holbrook Structured Income Fund	—	—	46%
LPL Financial	—	27%	—
Pershing LLC	—	—	37%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Holbrook Income Fund, Holbrook Structured Income Fund, and Holbrook Total Return Fund and the Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Holbrook Income Fund, Holbrook Structured Income Fund, and Holbrook Total Return Fund (the “Funds”), each a series of Two Roads Shared Trust, (the “Funds”) as of April 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Holbrook Income Fund	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Holbrook Structured Income Fund	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, and for the period May 2, 2022 (commencement of operations) through April 30, 2023
Holbrook Total Return Fund	For the period from May 1, 2025 (commencement of operations) through April 30, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2026

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations in the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Holbrook Holdings, Inc. (“Holbrook” or the “Adviser”) and the Trust, on behalf of the Holbrook Income Fund and Holbrook Structured Income Fund (each a “Fund,” and together the “Funds”).

In connection with the Board’s consideration of the Advisory Agreement with respect to each of the Funds, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Funds by Holbrook; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Holbrook. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to each of the Funds included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Holbrook related to the Advisory Agreement with respect to each Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Holbrook; an overview of the personnel that perform advisory, compliance, and operational services for the Funds; a quarterly written report containing Holbrook’s performance commentary; Holbrook’s compliance program, including its business continuity policy, cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 Act, from engaging in

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Holbrook’s compliance program; information regarding the Adviser’s compliance and regulatory history; information regarding the Adviser’s valuation process; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of each of the Funds as compared to those of a respective peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature and quality of services provided by Holbrook under the Advisory Agreement with respect to each Fund, the Board considered the level and sophistication of Holbrook’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that, on a regular basis, it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the analysis by the Trust’s CCO that Holbrook’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered the significant risks assumed by Holbrook in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to each Fund.

In considering the nature, extent, and quality of the services provided by Holbrook, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Holbrook’s management and the quality of the performance of Holbrook’s duties. The Board concluded that Holbrook had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality, and extent of the advisory services provided by Holbrook to each Fund were satisfactory and reliable.

Performance. In considering each Fund’s performance, the Board noted that it reviews information about each Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered each Fund’s performance as compared to the performance of a benchmark index, its Peer Group, and its Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of each Fund relative to the investment strategies of the funds in its Peer Group.

With respect to each of the Funds, the Board considered, among other performance data, the performance of each Fund for the one-year, three-year, five-year and since inception periods ended December 31, 2025, as applicable, as compared to the respective Fund’s Peer Group, Morningstar category, and a benchmark index. The Board also took into account the Adviser’s discussion of the performance of each of the Funds, including the quarterly written reports containing the Adviser’s performance commentaries.

With respect to the Holbrook Income Fund, the Board considered that the Fund had outperformed the median of its Peer Group and Morningstar category and its benchmark index for each of the one-year, three-year, five-year, and since inception periods. The Board also noted comparative performance information against a peer group provided by the Adviser. The Board concluded that the overall performance of the Fund was satisfactory.

With respect to the Holbrook Structured Income Fund, the Board considered that the Fund underperformed the median of its Peer Group and Morningstar category and its benchmark index for the one-year period, but that the Fund outperformed the median of its Peer Group and Morningstar Category and its benchmark index for the

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

three-year and since inception periods. The Board took into account Holbrook’s discussion of the Fund’s overall outperformance since inception and the factors that contributed to the Fund’s more recent relative performance, including differences in the Fund’s strategy from that of the funds in the Peer Group and the impact of current market conditions on the Fund’s investment strategy. The Board concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. With respect to the costs of the services provided by Holbrook with respect to each Fund, the Board considered, among other data, a comparison of each Fund’s contractual advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of each Fund relative to the investment strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to each Fund.

The Board also took into account Holbrook’s discussion of the fees and expenses of each of the Funds, including the continued reinvestment of Holbrook’s profits into building the infrastructure of the Adviser for the benefit of the Funds. The Board also noted comparative expense information against a peer group provided by the Adviser.

With respect to the Holbrook Income Fund, the Board noted that the Fund’s contractual advisory fee was above the median of each of its Peer Group and Morningstar category but was not the highest among the funds in its Morningstar category. The Board also considered that the Fund’s total net expenses were above the median of its Peer Group and Morningstar category.

The Board considered a peer group prepared by Holbrook and noted that Holbrook had agreed to waive its fees and/or reimburse the Holbrook Income Fund’s expenses to limit total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) taxes; (iii) interest; (iv) brokerage commissions; (v) expenses incurred in connection with any merger or reorganization; (vi) underlying fund fees and expenses; or (vii) extraordinary expenses such as litigation) to 1.30%, 1.80% and 1.55% for Class I, Investor Class and Class A shares, respectively. The Board also considered the sophistication and complexity of the portfolio management with respect to the Fund’s strategy.

With respect to the Holbrook Structured Income Fund, the Board noted that the Fund’s contractual advisory fee was above the median of its Peer Group and Morningstar category. The Board also considered that the Fund’s total net expenses were above the median of its Peer Group and Morningstar category.

The Board took into account that Holbrook had agreed to waive its fees and/or reimburse the Holbrook Structured Income Fund’s expenses to limit total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) taxes; (iii) interest; (iv) brokerage commissions; (v) expenses incurred in connection with any merger or reorganization; (vi) underlying fund fees and expenses; or (vii) extraordinary expenses such as litigation) to 1.50%, 2.00% and 1.75% for Class I, Investor Class and Class A shares, respectively. The Board also considered the sophistication and complexity of the portfolio management with respect to the Fund’s strategy.

The Board noted that Holbrook did not manage any other accounts or funds that are managed similarly to the Funds. The Board also noted the Adviser’s discussion of investments in underlying funds and that the nature and level of services provided to each Fund are not duplicative of the services provided by advisers to those underlying funds and that any advisory fees of an underlying affiliated fund are waived.

Based on the factors above, the Board concluded that the advisory fee for each of the Funds was not unreasonable.

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Profitability. The Board considered Holbrook’s profitability and whether these profits were excessive in light of the services provided to the Funds. The Board reviewed a profitability analysis prepared by Holbrook based on current asset levels of the Funds. The Board also took into account the Adviser’s discussion of its profitability as well as its past fee waivers and reimbursements with respect to each Fund. The Board also considered Holbrook’s discussion of certain cost savings initiatives with respect to the Funds by the Adviser and the continued reinvestment of Holbrook’s profits into building the infrastructure of the Adviser for the benefit of the Funds. The Board noted the direct and indirect costs of operating the Funds and concluded that, factoring all applicable costs, Holbrook’s net profitability from the Advisory Agreement with respect to each of the Funds, and related to the Funds as a whole, was not excessive.

Economies of Scale. The Board considered whether Holbrook would realize economies of scale with respect to its management of each of the Funds as the Funds grew and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee with respect to each Fund did not currently have breakpoints. The Board considered the Adviser’s discussion of the Funds’ advisory fee rates. The Board also took into account the Adviser’s view that as each Fund’s assets increase over time, that Fund may realize other economies of scale but that, based on the complexity and cost structure of the Funds, such economies of scale may be more difficult to achieve than might be the case under other circumstances. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board noted the current asset levels of the Funds and concluded that it would continue to consider in the future the extent to which economies of scale may exist and breakpoints could be added to each Fund’s advisory fee schedule.

Other Benefits. The Board considered the character and amount of any other direct and incidental benefits received by Holbrook from its association with the Funds. The Board also considered that Holbrook believed certain benefits may result from the relationship as well as from the use of soft dollars. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Holbrook as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to each Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement for an additional one-year term was in the best interests of each of the Funds and its shareholders.

In considering the Advisory Agreement renewal with respect to each Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the relevant industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Funds votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings, Inc.
3715 Northside Parkway NW Bldg. 400, Ste 230
Atlanta, GA 30327

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer
Date: July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ James Colantino
James Colantino Principal Executive Officer
Date: July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Laura Szalyga
Laura Szalyga Principal Financial Officer
Date: July 7, 2026